UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

   INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2007

DATE OF REPORTING PERIOD:  JUNE 30, 2007

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--59.4%
                     Consumer Discretionary--10.5%
         73,700      bebe stores, inc.                                                                      $1,179,937
         27,500    * Blockbuster, Inc. - Class "A"                                                             118,525
         13,300      Brown Shoe Company, Inc.                                                                  323,456
         31,300    * Carter's, Inc.                                                                            811,922
         51,900      CBS Corporation - Class "B"                                                             1,729,308
         32,500    * CEC Entertainment, Inc.                                                                 1,144,000
          9,900    * Cinemark Holdings, Inc.                                                                   177,111
         49,600      Clear Channel Communications, Inc.                                                      1,875,872
         51,100    * Cost Plus, Inc.                                                                           433,328
         73,400      Dollar General Corporation                                                              1,608,928
          9,500      Dow Jones & Company, Inc.                                                                 545,775
         67,200    * Eddie Bauer Holdings, Inc.                                                                863,520
         51,700      Foot Locker, Inc.                                                                       1,127,060
         13,100      Genuine Parts Company                                                                     649,760
         64,400      H&R Block, Inc.                                                                         1,505,028
         56,400      Home Depot, Inc.                                                                        2,219,340
         14,300      J.C. Penney Company, Inc.                                                               1,035,034
         13,000      Jones Apparel Group, Inc.                                                                 367,250
         40,000      Journal Register Company                                                                  179,200
         29,700      Kenneth Cole Productions, Inc. - Class "A"                                                733,590
         40,200      Leggett & Platt, Inc.                                                                     886,410
         55,500    * Lincoln Educational Services Corporation                                                  824,730
         56,400      McDonald's Corporation                                                                  2,862,864
         67,700    * Morgans Hotel Group Company                                                             1,650,526
         57,700      Movado Group, Inc.                                                                      1,946,798
         59,800      Newell Rubbermaid, Inc.                                                                 1,759,914
         45,300      Orient-Express Hotels, Ltd.                                                             2,419,020
         12,900      Polo Ralph Lauren Corporation - Class "A"                                               1,265,619
         71,100    * Quiksilver, Inc.                                                                        1,004,643
         17,500      Sherwin-Williams Company                                                                1,163,225
         47,100      Staples, Inc.                                                                           1,117,683
         26,300    * Steiner Leisure Ltd.                                                                    1,291,856
         29,550    * Viacom, Inc. - Class "B"                                                                1,230,167
        132,100      Westwood One, Inc.                                                                        949,799
         48,360    * Wyndham Worldwide Corporation                                                           1,753,534
----------------------------------------------------------------------------------------------------------------------
                                                                                                            40,754,732
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--4.0%
         40,500      Altria Group, Inc.                                                                      2,840,670
         33,600      Avon Products, Inc.                                                                     1,234,800
         17,700    * Chattem, Inc.                                                                           1,121,826
         13,700      Coca-Cola Company                                                                         716,647
         57,400      CVS Corporation                                                                         2,092,230
         27,749      Kraft Foods, Inc. - Class "A"                                                             978,152
        114,700      Nu Skin Enterprises, Inc. - Class "A"                                                   1,892,550
         13,000      PepsiCo, Inc.                                                                             843,050
         20,100      Procter & Gamble Company                                                                1,229,919
         25,524      Tootsie Roll Industries, Inc.                                                             707,270
         23,400      Wal-Mart Stores, Inc.                                                                   1,125,774
         16,100      WD-40 Company                                                                             529,207
----------------------------------------------------------------------------------------------------------------------
                                                                                                            15,312,095
----------------------------------------------------------------------------------------------------------------------
                     Energy--5.1%
         15,400      Anadarko Petroleum Corporation                                                            800,646
         51,300    * Cal Dive International, Inc.                                                              853,119
         12,950      Chesapeake Energy Corporation                                                             448,070
         23,200      ConocoPhillips                                                                          1,821,200
         29,900      ExxonMobil Corporation                                                                  2,508,012
          1,897      Hugoton Royalty Trust                                                                      47,861
          8,386      Marathon Oil Corporation                                                                  502,825
         20,700      Noble Corporation                                                                       2,018,664
         19,500    * North American Energy Partners, Inc.                                                      395,070
         32,700      Sasol, Ltd. (ADR)                                                                       1,227,558
         38,800      Suncor Energy, Inc.                                                                     3,488,896
         18,200    * Swift Energy Company                                                                      778,232
         23,400    * Transocean, Inc.                                                                        2,479,932
         16,200      World Fuel Services Corporation                                                           681,372
         31,066      XTO Energy, Inc.                                                                        1,867,067
----------------------------------------------------------------------------------------------------------------------
                                                                                                            19,918,524
----------------------------------------------------------------------------------------------------------------------
                     Financials--9.0%
         13,600      American Express Company                                                                  832,048
         28,600      American International Group, Inc.                                                      2,002,858
          2,580      Ameriprise Financial, Inc.                                                                164,011
         33,800      Astoria Financial Corporation                                                             846,352
         39,200      Bank of America Corporation                                                             1,916,488
         40,000      Brookline Bancorp, Inc.                                                                   460,400
         14,392      Capital One Financial Corporation                                                       1,128,908
         34,700      Citigroup, Inc.                                                                         1,779,763
         52,300      Colonial BancGroup, Inc.                                                                1,305,931
         65,650    * First Mercury Financial Corporation                                                     1,376,681
         10,500    * Flagstone Reinsurance Holdings, Ltd.                                                      139,860
         13,024      Hartford Financial Services Group, Inc.                                                 1,282,994
         46,400      JPMorgan Chase & Company                                                                2,248,080
         16,800      Lehman Brothers Holdings, Inc.                                                          1,251,936
         16,900      Merrill Lynch & Company, Inc.                                                           1,412,502
         23,300      Morgan Stanley                                                                          1,954,404
         53,500      New York Community Bancorp, Inc.                                                          910,570
         71,100      NewAlliance Bancshares, Inc.                                                            1,046,592
         13,100      Plum Creek Timber Company, Inc. (REIT)                                                    545,746
         34,800      South Financial Group, Inc.                                                               787,872
         58,775      Sovereign Bancorp, Inc.                                                                 1,242,504
         40,500      Sunstone Hotel Investors, Inc.                                                          1,149,795
         19,600      SunTrust Banks, Inc.                                                                    1,680,504
         52,200      U.S. Bancorp                                                                            1,719,990
         53,845      U.S.B. Holding Company, Inc.                                                            1,026,286
         26,000      Wachovia Corporation                                                                    1,332,500
         34,300      Washington Mutual, Inc.                                                                 1,462,552
         16,300      Webster Financial Corporation                                                             695,521
         36,500      Wells Fargo & Company                                                                   1,283,705
----------------------------------------------------------------------------------------------------------------------
                                                                                                            34,987,353
----------------------------------------------------------------------------------------------------------------------
                     Health Care--6.2%
         41,900      Abbott Laboratories                                                                     2,243,745
         17,800      Aetna, Inc.                                                                               879,320
         12,300    * Amgen, Inc.                                                                               680,067
          5,800      Baxter International, Inc.                                                                326,772
         27,300      Biomet, Inc.                                                                            1,248,156
         26,000    * Boston Scientific Corporation                                                             398,840
          5,200    * Genentech, Inc.                                                                           393,432
          1,000    * Insulet Corporation                                                                        14,200
         40,500      Johnson & Johnson                                                                       2,495,610
         12,800    * Laboratory Corporation of America Holdings                                              1,001,728
         19,400      Medtronic, Inc.                                                                         1,006,084
         21,200      Merck & Company, Inc.                                                                   1,055,760
         13,000    * Momenta Pharmaceutical, Inc.                                                              131,040
        112,280      Pfizer, Inc.                                                                            2,871,000
         32,600      Sanofi-Aventis (ADR)                                                                    1,312,802
         32,600    * St. Jude Medical, Inc.                                                                  1,352,574
         25,600    * Thermo Fisher Scientific, Inc.                                                          1,324,032
         20,900    * Triad Hospitals, Inc.                                                                   1,123,584
         23,000    * TriZetto Group, Inc.                                                                      445,280
         14,350      UnitedHealth Group, Inc.                                                                  733,859
          6,200    * Waters Corporation                                                                        368,032
         45,600      Wyeth                                                                                   2,614,704
----------------------------------------------------------------------------------------------------------------------
                                                                                                            24,020,621
----------------------------------------------------------------------------------------------------------------------
                     Industrials--11.0%
         40,200      3M Company                                                                              3,488,958
         22,200      Alexander & Baldwin, Inc.                                                               1,179,042
         95,704    * Altra Holdings, Inc.                                                                    1,653,765
         31,700    * Armstrong World Industries, Inc.                                                        1,589,755
         56,300      Barnes Group, Inc.                                                                      1,783,584
         25,450    * BE Aerospace, Inc.                                                                      1,051,085
         20,600      Burlington Northern Santa Fe Corporation                                                1,753,884
         25,800      Caterpillar, Inc.                                                                       2,020,140
         36,500    * Gardner Denver, Inc.                                                                    1,553,075
         66,600      General Electric Company                                                                2,549,448
         10,500    * Genlyte Group, Inc.                                                                       824,670
         38,300      Harsco Corporation                                                                      1,991,600
         51,600      Honeywell International, Inc.                                                           2,904,048
         10,500      Hubbell, Inc. - Class "B"                                                                 569,310
         31,400      Illinois Tool Works, Inc.                                                               1,701,566
         74,100      Knoll, Inc.                                                                             1,659,840
         14,300      Lockheed Martin Corporation                                                             1,346,059
         13,000    * Mobile Mini, Inc.                                                                         379,600
         36,600    * Navigant Consulting, Inc.                                                                 679,296
         23,600      Northrop Grumman Corporation                                                            1,837,732
         41,000    * PGT, Inc.                                                                                 448,130
         25,700    * Pinnacle Airlines Corporation                                                             481,875
         23,200      Precision Castparts Corporation                                                         2,815,552
         13,000      Steelcase, Inc. - Class "A"                                                               240,500
         48,300      TAL International Group, Inc.                                                           1,434,993
         50,700      Tyco International, Ltd.                                                                1,713,153
         44,500      United Technologies Corporation                                                         3,156,385
----------------------------------------------------------------------------------------------------------------------
                                                                                                            42,807,045
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--9.1%
         45,100    * Arris Group, Inc.                                                                         793,309
          7,900    * CACI International, Inc. - Class "A"                                                      385,915
        105,600    * Cisco Systems, Inc.                                                                     2,940,960
         38,800    * Electronics for Imaging, Inc.                                                           1,094,936
         94,900    * EMC Corporation                                                                         1,717,690
         79,400    * Entrust, Inc.                                                                             322,364
         31,276      First Data Corporation                                                                  1,021,787
         41,300      Harris Corporation                                                                      2,252,915
         42,900      Hewlett-Packard Company                                                                 1,914,198
         48,500      Intel Corporation                                                                       1,152,360
         29,800      International Business Machines Corporation                                             3,136,450
          7,600    * International Rectifier Corporation                                                       283,176
         90,900      Microsoft Corporation                                                                   2,678,823
         71,400      Motorola, Inc.                                                                          1,263,780
         52,800    * NCI, Inc. - Class "A"                                                                     885,456
         52,200      Nokia Corporation - Class "A" (ADR)                                                     1,467,342
         47,000      Openwave Systems, Inc.                                                                    294,220
         73,200    * Parametric Technology Corporation                                                       1,581,852
         35,300      QUALCOMM, Inc.                                                                          1,531,667
        143,900    * Silicon Image, Inc.                                                                     1,234,662
         98,600    * Smart Modular Technologies (WWH), Inc.                                                  1,356,736
            800    * Starent Networks Corporation                                                               11,760
         51,000    * Symantec Corporation                                                                    1,030,200
        105,900    * TIBCO Software, Inc.                                                                      958,395
         38,700    * Varian Semiconductor Equipment Associates, Inc.                                         1,550,322
         19,300    * VeriSign, Inc.                                                                            612,389
         31,476      Western Union Company                                                                     655,645
         45,600      Xilinx, Inc.                                                                            1,220,712
----------------------------------------------------------------------------------------------------------------------
                                                                                                            35,350,021
----------------------------------------------------------------------------------------------------------------------
                     Materials--3.3%
          7,800      Ashland, Inc.                                                                             498,810
         51,600      Celanese Corporation                                                                    2,001,047
         21,900      Dow Chemical Company                                                                      968,417
         20,900      Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                        1,730,938
         32,500      Lubrizol Corporation                                                                    2,097,875
         11,700      PPG Industries, Inc.                                                                      890,487
         16,800      Praxair, Inc.                                                                           1,209,432
         52,200      RPM International, Inc.                                                                 1,206,342
         13,000      Scotts Miracle-Gro Company - Class "A"                                                    558,220
         27,150      Temple-Inland, Inc.                                                                     1,670,540
----------------------------------------------------------------------------------------------------------------------
                                                                                                            12,832,108
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--.7%
         42,700      AT&T, Inc.                                                                              1,772,050
         19,600      Verizon Communications, Inc.                                                              806,932
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,578,982
----------------------------------------------------------------------------------------------------------------------
                     Utilities--.5%
         30,200      Atmos Energy Corporation                                                                  907,811
         19,500      Consolidated Edison, Inc.                                                                 879,840
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,787,651
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $162,492,533)                                                           230,349,132
----------------------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS--11.1%
                     Aerospace/Defense--.3%
        $   500M     Boeing Co., 7.25%, 2025                                                                   576,810
            500M     Precision Castparts Corp., 5.6%, 2013                                                     493,800
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,070,610
----------------------------------------------------------------------------------------------------------------------
                     Automotive--.1%
            500M     Daimler Chrysler NA Holdings Corp., 5.75%, 2009                                           501,523
----------------------------------------------------------------------------------------------------------------------
                     Chemicals--.2%
            900M     Praxair, Inc., 5.375%, 2016                                                               876,144
----------------------------------------------------------------------------------------------------------------------
                     Consumer Non Durables--.2%
            700M     Newell Rubbermaid, Inc., 6.75%, 2012                                                      728,220
----------------------------------------------------------------------------------------------------------------------
                     Energy--.5%
            500M     Kinder Morgan Finance Co., 5.35%, 2011                                                    489,492
          1,000M     Northern Border Pipeline Co., 7.1%, 2011                                                1,045,765
            419M     Pacific Energy Partners LP, 7.125%, 2014                                                  433,955
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,969,212
----------------------------------------------------------------------------------------------------------------------
                     Financial Services--1.7%
            950M     Citigroup, Inc., 6%, 2033                                                                 917,640
          1,000M     Endurance Specialty Holdings, Ltd., 7%, 2034                                              979,154
            310M     GATX Financial Corp., 5.5%, 2012                                                          302,198
            500M     Hibernia Corp., 5.35%, 2014                                                               474,446
            760M     Independence Community Bank Corp., 4.9%, 2010                                             744,146
            500M     JPMorgan Chase & Co., 5.25%, 2015                                                         482,492
            765M     Marshall & Ilsley Bank, 5.2%, 2017                                                        723,128
            500M     MetLife, Inc., 6.4%, 2036                                                                 464,640
          1,000M     Nationsbank Corp., 7.8%, 2016                                                           1,132,292
            335M     Washington Mutual Bank, 5.95%, 2013                                                       334,855
----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,554,991
----------------------------------------------------------------------------------------------------------------------
                     Financials--.9%
            927M     Ford Motor Credit Co., 9.75%, 2010                                                        968,619
          1,000M     Goldman Sachs Group, Inc., 6.45%, 2036                                                    985,086
            625M     Health Care Property Investors, Inc., 6%, 2017                                            613,016
          1,000M     International Lease Finance Corp., 5.625%, 2013                                           999,061
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,565,782
----------------------------------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--.9%
          1,000M     Altria Group, Inc., 7%, 2013                                                            1,062,005
            200M     Bottling Group, LLC , 5%, 2013                                                            193,245
          1,170M     Bunge Limited Finance Corp., 5.875%, 2013                                               1,151,383
          1,000M     Coca-Cola Enterprises, Inc., 7.125%, 2017                                               1,093,957
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,500,590
----------------------------------------------------------------------------------------------------------------------
                     Food/Drug--.2%
            700M     Kroger Co., 6.75%, 2012                                                                   723,642
----------------------------------------------------------------------------------------------------------------------
                     Gaming/Leisure--.4%
            700M     International Speedway Corp., 4.2%, 2009                                                  682,925
            750M     MGM Mirage, Inc., 8.5%, 2010                                                              788,438
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,471,363
----------------------------------------------------------------------------------------------------------------------
                     Health Care--.3%
            336M     Baxter International, Inc., 5.9%, 2016                                                    336,557
            800M     Wyeth, 6.95%, 2011                                                                        837,899
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,174,456
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--.3%
          1,000M     International Business Machines Corp., 7%, 2025                                         1,108,341
----------------------------------------------------------------------------------------------------------------------
                     Manufacturing--.5%
          1,000M     Caterpillar, Inc., 6.05%, 2036                                                            987,116
          1,000M     Crane Co., 6.55%, 2036                                                                    967,671
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,954,787
----------------------------------------------------------------------------------------------------------------------
                     Media-Broadcasting--.4%
            750M     Comcast Cable Communications, Inc., 7.125%, 2013                                          795,854
            800M     Cox Communications, Inc., 5.5%, 2015                                                      769,943
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,565,797
----------------------------------------------------------------------------------------------------------------------
                     Media-Diversified--1.1%
                     AOL Time Warner, Inc.:
            750M       6.75%, 2011                                                                             776,213
          1,000M       6.875%, 2012                                                                          1,044,336
            500M     News America, Inc., 5.3%, 2014                                                            483,736
            705M     Viacom, Inc., 8.625%, 2012                                                                775,416
          1,000M     Walt Disney Co., 5.7%, 2011                                                             1,009,811
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,089,512
----------------------------------------------------------------------------------------------------------------------
                     Metals/Mining--.4%
          1,000M     Alcoa, Inc., 6%, 2012                                                                   1,003,311
            500M     Vale Overseas, Ltd., 6.875%, 2036                                                         503,843
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,507,154
----------------------------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts--.2%
            700M     Mack-Cali Realty LP, 7.75%, 2011                                                          745,340
----------------------------------------------------------------------------------------------------------------------
                     Telecommunications--.8%
            800M     GTE Corp., 6.84%, 2018                                                                    842,286
            600M     SBC Communications, Inc., 6.25%, 2011                                                     613,495
            600M     Verizon New York, Inc., 6.875%, 2012                                                      626,194
          1,000M     Vodafone AirTouch PLC, 7.75%, 2010                                                      1,051,022
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,132,997
----------------------------------------------------------------------------------------------------------------------
                     Transportation--.6%
            500M     Burlington Northern Santa Fe Corp., 4.3%, 2013                                            462,613
            500M     Canadian Pacific Railroad Co., 5.95%, 2037                                                471,547
            335M     FedEx Corp., 5.5%, 2009                                                                   335,456
          1,000M     Union Pacific Corp., 7.375%, 2009                                                       1,044,043
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,313,659
----------------------------------------------------------------------------------------------------------------------
                     Utilities--.8%
          1,000M     Carolina Power & Light, Inc., 5.15%, 2015                                                 960,440
            350M     Entergy Gulf States, Inc., 5.25%, 2015                                                    326,519
          1,000M     Great River Energy, 5.829%, 2017 +                                                      1,003,970
            900M     Public Service Electric & Gas Co., 6.75%, 2016                                            959,156
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,250,085
----------------------------------------------------------------------------------------------------------------------
                     Waste Management--.3%
          1,000M     Waste Management, Inc., 6.875%, 2009                                                    1,023,167
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $43,949,819)                                                           42,827,372
----------------------------------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--10.5%
                     Fannie Mae--9.7%
         13,291M     5.5%, 4/1/2033 - 3/1/2037                                                              12,319,199
         18,655M     6%, 5/1/2036 - 6/1/2037                                                                18,468,704
          4,833M     6.5%, 11/1/2033 - 6/1/2036                                                              4,890,399
          1,944M     7%, 3/1/2032 - 8/1/2032                                                                 2,031,658
----------------------------------------------------------------------------------------------------------------------
                                                                                                            37,709,960
----------------------------------------------------------------------------------------------------------------------
                     Freddie Mac--.6%
          2,419M     6%, 9/1/2032 - 10/1/2035                                                                2,404,277
----------------------------------------------------------------------------------------------------------------------
                     Government National Mortgage Association--.2%
            934M     6.5%, 8/15/2036                                                                           954,117
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $41,733,726)                                              41,068,354
----------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--8.3%
                     Fannie Mae:
          5,000M       5.4%, 2013                                                                            4,935,190
          4,000M       6%, 2014                                                                              3,982,364
          5,000M       6%, 2015                                                                              4,970,455
          5,000M       6%, 2016                                                                              4,963,868
                     Federal Farm Credit Bank:
          4,650M       4.94%, 2012                                                                           4,551,485
          3,000M       5.33%, 2013                                                                           2,958,882
          5,000M     Federal Home Loan Bank, 6%, 2013                                                        5,004,595
          1,000M     Freddie Mac, 6%, 2017                                                                     998,321
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $32,625,120)                                        32,365,160
----------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--2.9%
                     U.S. Treasury Notes:
          4,000M       4.5%, 2012                                                                            3,928,128
          7,000M       5.375%, 2031                                                                          7,190,316
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $11,445,450)                                               11,118,444
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--1.9%
          2,000M     Austin, TX Elec. Util. Sys. Rev., 5%, 2014                                              2,109,000
          2,000M     Contra Costa Cnty., CA, Pub. Fing. Lease Rev., 5%, 2013                                 2,097,760
          3,000M     Tobacco Settlement Fin. Auth., West Virginia - Series "A", 7.467%, 2047                 3,049,320
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,263,380)                                                             7,256,080
----------------------------------------------------------------------------------------------------------------------
                     PASS THROUGH CERTIFICATES--.2%
                     Transportation
            613M     Continental Airlines, Inc., 8.388%, 2020 (cost $640,188)                                  636,502
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--6.3%
          3,000M     Federal Farm Credit Bank, 5.14%, 7/13/07                                                2,994,423
         21,300M     Federal Home Loan Bank, 5.15%, 7/18/07                                                 21,245,074
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $24,239,497)                                                24,239,497
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $324,389,713)                                      100.6%                 389,860,541
Excess of Liabilities Over Other Assets                                               (.6)                  (2,186,653)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%                $387,673,888
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
     ADR    American Depositary Receipts
     REITS  Real Estate Investment Trusts

+ Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2007, the Fund held one 144A security with a value of $1,003,970 representing .3% of the Fund's net assets.

  At June 30, 2007, the cost of investments for federal income tax purposes was $326,122,153. Accumulated net unrealized appreciation on investments was $63,738,388, consisting of $72,827,519 gross unrealized appreciation and $9,089,131 gross unrealized depreciation.



Portfolio of Investments (unaudited)
VALUE FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--92.2%
                     Consumer Discretionary--15.8%
         10,500      Autoliv, Inc.                                                                          $  597,134
         58,900      Bob Evans Farms, Inc.                                                                   2,170,465
         48,900      Carnival Corporation                                                                    2,384,853
         34,300      CBS Corporation - Class "B"                                                             1,142,876
         71,200    * Cinemark Holdings, Inc.                                                                 1,273,768
          9,499      Citadel Broadcasting Corporation                                                           61,269
        102,500      Clear Channel Communications, Inc.                                                      3,876,550
        173,300      Dollar General Corporation                                                              3,798,736
        107,100      Family Dollar Stores, Inc.                                                              3,675,672
         32,700      Gannett Company, Inc.                                                                   1,796,865
         46,000      Genuine Parts Company                                                                   2,281,600
         62,000      H&R Block, Inc.                                                                         1,448,940
         18,525    * Hanesbrands, Inc.                                                                         500,731
         83,800      Haverty Furniture Companies, Inc.                                                         977,946
         84,100      Home Depot, Inc.                                                                        3,309,335
         24,700      J.C. Penney Company, Inc.                                                               1,787,786
         57,600      Jones Apparel Group, Inc.                                                               1,627,200
         57,200      Kenneth Cole Productions, Inc. - Class "A"                                              1,412,840
        104,500      Lee Enterprises, Inc.                                                                   2,179,870
        118,300      Leggett & Platt, Inc.                                                                   2,608,515
         31,600      Liz Claiborne, Inc.                                                                     1,178,680
         16,400      Magna International, Inc. - Class "A"                                                   1,492,236
         75,100      Marine Products Corporation                                                               618,073
        102,600      McDonald's Corporation                                                                  5,207,976
        111,100      Modine Manufacturing Company                                                            2,510,860
         94,700      New York Times Company - Class "A"                                                      2,405,380
         42,500      Newell Rubbermaid, Inc.                                                                 1,250,775
        102,600      Pearson PLC (ADR)                                                                       1,727,784
        118,100      Talbots, Inc.                                                                           2,956,043
         54,700      Tiffany & Company                                                                       2,902,382
        139,800      Time Warner, Inc.                                                                       2,941,392
         32,901      Tribune Company                                                                           967,289
        123,700      Walt Disney Company                                                                     4,223,118
         32,920    * Wyndham Worldwide Corporation                                                           1,193,679
----------------------------------------------------------------------------------------------------------------------
                                                                                                            70,488,618
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--10.1%
         88,800      Anheuser-Busch Companies, Inc.                                                          4,631,808
         76,400      Avon Products, Inc.                                                                     2,807,700
         66,000      B&G Foods, Inc. - Class "A"                                                               871,200
         86,600      Coca-Cola Company                                                                       4,530,046
         59,400      ConAgra Foods, Inc.                                                                     1,595,484
         34,141      Del Monte Foods Company                                                                   415,155
         45,200      Diageo PLC (ADR)                                                                        3,765,612
         34,100      Estee Lauder Companies, Inc. - Class "A"                                                1,551,891
         41,400      Fomento Economico Mexicano SA de CV (ADR)                                               1,627,848
         53,600      H.J. Heinz Company                                                                      2,544,392
         47,100      Kimberly-Clark Corporation                                                              3,150,519
        133,700      Kraft Foods, Inc. - Class "A"                                                           4,712,925
         19,900      Pepsi Bottling Group, Inc.                                                                670,232
         52,500      Ruddick Corporation                                                                     1,581,300
        148,200      Sara Lee Corporation                                                                    2,578,680
         56,800      Tasty Baking Company                                                                      594,128
        106,700      Topps Company, Inc.                                                                     1,121,417
         37,100      UST, Inc.                                                                               1,992,641
         92,000      Wal-Mart Stores, Inc.                                                                   4,426,120
----------------------------------------------------------------------------------------------------------------------
                                                                                                            45,169,098
----------------------------------------------------------------------------------------------------------------------
                     Energy--7.8%
         53,900      Anadarko Petroleum Corporation                                                          2,802,261
         45,300      BP PLC (ADR)                                                                            3,267,942
         65,917      Chevron Corporation                                                                     5,552,848
         54,400      ConocoPhillips                                                                          4,270,400
         36,100      Diamond Offshore Drilling, Inc.                                                         3,666,316
          8,100      Hess Corporation                                                                          477,576
        101,600      Marathon Oil Corporation                                                                6,091,936
         54,100      Royal Dutch Shell PLC - Class "A" (ADR)                                                 4,392,920
         57,600      Tidewater, Inc.                                                                         4,082,688
----------------------------------------------------------------------------------------------------------------------
                                                                                                            34,604,887
----------------------------------------------------------------------------------------------------------------------
                     Financials--23.9%
         44,000      A.G. Edwards, Inc.                                                                      3,720,200
         14,600      ACE, Ltd.                                                                                 912,792
         15,700      Allstate Corporation                                                                      965,707
         31,000      American International Group, Inc.                                                      2,170,930
         63,800      Aon Corporation                                                                         2,718,518
        102,300      Aspen Insurance Holdings, Ltd.                                                          2,871,561
         35,000      Assured Guaranty, Ltd.                                                                  1,034,600
        166,200      Bank Mutual Corporation                                                                 1,916,286
         94,266      Bank of America Corporation                                                             4,608,665
        110,800      Bank of New York Company, Inc.                                                          4,591,552
        147,375      Brookfield Asset Management, Inc. - Class "A"                                           5,880,263
         91,100      Brookline Bancorp, Inc.                                                                 1,048,561
         25,903      Capital One Financial Corporation                                                       2,031,831
         35,456      Chubb Corporation                                                                       1,919,588
         54,047      Cincinnati Financial Corporation                                                        2,345,640
         77,100      Citigroup, Inc.                                                                         3,954,459
         40,900      Comerica, Inc.                                                                          2,432,323
         56,900      Eagle Hospitality Properties Trust, Inc. (REIT)                                           748,804
         27,700      EMC Insurance Group, Inc.                                                                 687,514
         39,649      Erie Indemnity Company - Class "A"                                                      2,142,632
         21,000      FBL Financial Group, Inc. - Class "A"                                                     825,720
         57,100      First Potomac Realty Trust (REIT)                                                       1,329,859
         91,300      Hudson City Bancorp, Inc.                                                               1,115,686
        102,800      Invesco PLC (ADR)                                                                       2,657,380
         25,000      IPC Holdings, Ltd.                                                                        807,250
         92,100      JPMorgan Chase & Company                                                                4,462,245
         52,100      KeyCorp                                                                                 1,788,593
         44,074      Lincoln National Corporation                                                            3,127,050
         41,900      Merrill Lynch & Company, Inc.                                                           3,502,002
         53,600      Morgan Stanley                                                                          4,495,968
        119,200      NewAlliance Bancshares, Inc.                                                            1,754,624
         33,900      One Liberty Properties, Inc. (REIT)                                                       771,564
         71,700      People's United Financial, Inc.                                                         1,271,241
         55,800      Plum Creek Timber Company, Inc. (REIT)                                                  2,324,628
         31,500      PMI Group, Inc.                                                                         1,407,105
         38,000      PNC Financial Services Group, Inc.                                                      2,720,040
         76,400      Progressive Corporation                                                                 1,828,252
         51,000      Protective Life Corporation                                                             2,438,310
        107,117      Regions Financial Corporation                                                           3,545,573
         19,300      St. Joe Company                                                                           894,362
         37,893      State Street Corporation                                                                2,591,881
         36,700      SunTrust Banks, Inc.                                                                    3,146,658
        107,800      U-Store-It Trust (REIT)                                                                 1,766,842
         30,200      Wachovia Corporation                                                                    1,547,750
         54,000      Waddell & Reed Financial, Inc. - Class "A"                                              1,404,540
          9,000      Washington Mutual, Inc.                                                                   383,760
         87,300      Wells Fargo & Company                                                                   3,070,341
         78,200      Westfield Financial, Inc.                                                                 779,654
----------------------------------------------------------------------------------------------------------------------
                                                                                                           106,461,304
----------------------------------------------------------------------------------------------------------------------
                     Health Care--4.9%
         74,800      Abbott Laboratories                                                                     4,005,540
         42,700      Biomet, Inc.                                                                            1,952,244
         49,100      GlaxoSmithKline PLC (ADR)                                                               2,571,367
         74,300      Johnson & Johnson                                                                       4,578,366
         32,100      Novartis AG (ADR)                                                                       1,799,847
        169,500      Pfizer, Inc.                                                                            4,334,115
         81,700      Schering-Plough Corporation                                                             2,486,948
----------------------------------------------------------------------------------------------------------------------
                                                                                                            21,728,427
----------------------------------------------------------------------------------------------------------------------
                     Industrials--8.4%
         26,000      3M Company                                                                              2,256,540
          2,600      Alexander & Baldwin, Inc.                                                                 138,086
         29,800      Avery Dennison Corporation                                                              1,981,104
         11,960    * Avis Budget Group, Inc.                                                                   340,023
         57,200      Dover Corporation                                                                       2,925,780
         87,200      Federal Signal Corporation                                                              1,382,992
         41,300      General Dynamics Corporation                                                            3,230,486
         69,000      Honeywell International, Inc.                                                           3,883,320
         17,800      Hubbell, Inc. - Class "B"                                                                 965,116
         21,000      Illinois Tool Works, Inc.                                                               1,137,990
         32,030      Lawson Products, Inc.                                                                   1,239,561
         86,200      Masco Corporation                                                                       2,454,114
         39,600      Norfolk Southern Corporation                                                            2,081,772
         59,600      Pitney Bowes, Inc.                                                                      2,790,472
         12,800      SPX Corporation                                                                         1,123,968
         95,500      Tyco International, Ltd.                                                                3,226,945
         47,400      United Parcel Service, Inc. - Class "B"                                                 3,460,200
        133,600      Werner Enterprises, Inc.                                                                2,692,040
----------------------------------------------------------------------------------------------------------------------
                                                                                                            37,310,509
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--5.7%
         99,400    * Agile Software Corporation                                                                801,164
         46,000      Automatic Data Processing, Inc.                                                         2,229,620
         45,700      AVX Corporation                                                                           765,018
         32,400      Bel Fuse, Inc. - Class "B"                                                              1,102,572
         11,500      Broadridge Financial Solutions, Inc.                                                      219,880
         30,200      Fair Isaac Corporation                                                                  1,211,624
         76,400      Hewlett-Packard Company                                                                 3,408,968
         65,000      Intel Corporation                                                                       1,544,400
         12,200      International Business Machines Corporation                                             1,284,050
        174,500      Methode Electronics, Inc. - Class "A"                                                   2,730,925
        114,500      Microsoft Corporation                                                                   3,374,315
         31,500      Molex, Inc.                                                                               945,315
         72,700      Motorola, Inc.                                                                          1,286,790
         84,600      Nokia Corporation - Class "A" (ADR)                                                     2,378,106
         91,600    * Planar Systems, Inc.                                                                      686,084
         34,000      Texas Instruments, Inc.                                                                 1,279,420
----------------------------------------------------------------------------------------------------------------------
                                                                                                            25,248,251
----------------------------------------------------------------------------------------------------------------------
                     Materials--7.8%
         36,400      Air Products & Chemicals, Inc.                                                          2,925,468
         50,600      Albemarle Corporation                                                                   1,949,618
         57,200      Alcoa, Inc.                                                                             2,318,316
        124,330      Chemtura Corporation                                                                    1,381,306
         56,600      Compass Minerals International, Inc.                                                    1,961,756
         92,300      Dow Chemical Company                                                                    4,081,506
         79,200      DuPont (E.I.) de Nemours & Company                                                      4,026,528
         16,300      Glatfelter                                                                                221,517
         93,900      Louisiana-Pacific Corporation                                                           1,776,588
         62,700      Lubrizol Corporation                                                                    4,047,285
         60,100      MeadWestvaco Corporation                                                                2,122,732
         73,830      Myers Industries, Inc.                                                                  1,632,381
        144,800      Sappi, Ltd. (ADR)                                                                       2,657,080
         66,600      Sonoco Products Company                                                                 2,851,146
         45,223      Tronox, Inc. - Class "B"                                                                  635,383
----------------------------------------------------------------------------------------------------------------------
                                                                                                            34,588,610
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--3.9%
          9,651      ALLTEL Corporation                                                                        651,925
        135,430      AT&T, Inc.                                                                              5,620,345
          7,800      CT Communications, Inc.                                                                   237,978
         47,200      D&E Communications, Inc.                                                                  865,648
          4,120      Embarq Corporation                                                                        261,084
         33,800      Nippon Telegraph and Telephone Corporation (ADR)                                          749,346
        142,600      Sprint Nextel Corporation                                                               2,953,246
         24,000      Telephone & Data Systems, Inc.                                                          1,501,680
         24,000      Telephone & Data Systems, Inc. - Special Shares                                         1,381,200
         73,828      Verizon Communications, Inc.                                                            3,039,499
          9,978      Windstream Corporation                                                                    147,275
----------------------------------------------------------------------------------------------------------------------
                                                                                                            17,409,226
----------------------------------------------------------------------------------------------------------------------
                     Utilities--3.9%
         32,550      American States Water Company                                                           1,157,804
         41,400      FPL Group, Inc.                                                                         2,349,036
         36,100      KeySpan Corporation                                                                     1,515,478
         79,350      MDU Resources Group, Inc.                                                               2,224,974
         85,800      NiSource, Inc.                                                                          1,776,918
         37,700      Northwest Natural Gas Company                                                           1,741,363
         40,200      ONEOK, Inc.                                                                             2,026,482
         51,200      Southwest Gas Corporation                                                               1,731,072
         48,700      United Utilities PLC (ADR)                                                              1,386,489
         50,300      Vectren Corporation                                                                     1,354,579
----------------------------------------------------------------------------------------------------------------------
                                                                                                            17,264,195
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $290,082,105)                                                           410,273,125
----------------------------------------------------------------------------------------------------------------------
                     PREFERRED STOCKS--.6%
                     Financials--.2%
         44,000      Citigroup Capital XVI, 6.45%, 2066 - Series "W"                                         1,073,160
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--.2%
         44,800      AT&T, Inc., 6.375%, 2056                                                                1,103,424
----------------------------------------------------------------------------------------------------------------------
                     Utilities--.2%
         31,600      Entergy Louisiana, LLC., 7.6%, 2032                                                       790,632
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $3,035,047)                                                            2,967,216
----------------------------------------------------------------------------------------------------------------------
                     CONVERTIBLE PREFERRED STOCKS--.3%
                     Financials
         56,900      Lehman Brothers Holdings, Inc., 6.25%,
                       2007 - Series "GIS" (cost $1,446,983)                                                 1,557,638
----------------------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS--.1%
                     Utilities
        $   500M     Union Electric Co., 6.75%, 2008 (cost $499,820)                                           504,046
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--4.3%
          2,200M     Federal Farm Credit Bank, 5.14%, 7/13/07                                                2,195,910
         17,300M     Federal Home Loan Bank, 5.15%, 7/18/07                                                 17,255,389
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations (cost $19,451,299)                             19,451,299
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--2.2%
        $10,300M     American General Finance Corp., 5.29%, 7/11/07 (cost $10,283,346)                      10,283,346
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $324,798,600)                                                 99.7%       445,036,670
Other Assets, Less Liabilities                                                                   .3          1,124,979
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%      $446,161,649
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
     ADR    American Depositary Receipts
     REIT   Real Estate Investment Trust

  At June 30, 2007, the cost of investments for federal income tax purposes was $324,817,705. Accumulated net unrealized appreciation on investments was $120,218,965, consisting of $124,438,319 gross unrealized appreciation and $4,219,354 gross unrealized depreciation.



Portfolio of Investments (unaudited)
BLUE CHIP FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.1%
                     Consumer Discretionary--9.9%
         36,200      Best Buy Company, Inc.                                                                 $1,689,454
         41,100      Carnival Corporation                                                                    2,004,447
         81,300      CBS Corporation - Class "B"                                                             2,708,916
         10,290      Citadel Broadcasting Corporation                                                           66,370
         56,800      Clear Channel Communications, Inc.                                                      2,148,176
         47,394    * Comcast Corporation - Class "A"                                                         1,332,719
         73,350    * Comcast Corporation - Special Class "A"                                                 2,050,866
         57,200      H&R Block, Inc.                                                                         1,336,764
         27,300      Hilton Hotels Corporation                                                                 913,731
        138,500      Home Depot, Inc.                                                                        5,449,975
         14,700    * Kohl's Corporation                                                                      1,044,141
         97,400      Lowe's Companies, Inc.                                                                  2,989,206
         77,300      McDonald's Corporation                                                                  3,923,748
        148,400      News Corporation - Class "A"                                                            3,147,564
         34,000      NIKE, Inc. - Class "B"                                                                  1,981,860
         73,800      Target Corporation                                                                      4,693,680
        258,300      Time Warner, Inc.                                                                       5,434,632
         17,042      Tribune Company                                                                           501,035
         62,600    * Viacom, Inc. - Class "B"                                                                2,606,038
        134,000      Walt Disney Company                                                                     4,574,760
         30,920    * Wyndham Worldwide Corporation                                                           1,121,159
----------------------------------------------------------------------------------------------------------------------
                                                                                                            51,719,241
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--11.6%
         74,600      Altria Group, Inc.                                                                      5,232,444
         68,800      Anheuser-Busch Companies, Inc.                                                          3,588,608
         79,600      Avon Products, Inc.                                                                     2,925,300
        142,900      Coca-Cola Company                                                                       7,475,099
         27,000      Colgate-Palmolive Company                                                               1,750,950
         36,800      Costco Wholesale Corporation                                                            2,153,536
         89,700      CVS Corporation                                                                         3,269,565
         32,900      General Mills, Inc.                                                                     1,922,018
         25,800      Hershey Foods Corporation                                                               1,305,996
         55,800      Kimberly-Clark Corporation                                                              3,732,462
        106,824      Kraft Foods, Inc. - Class "A"                                                           3,765,546
         96,900      PepsiCo, Inc.                                                                           6,283,965
        130,040      Procter & Gamble Company                                                                7,957,148
         47,800      Walgreen Company                                                                        2,081,212
        146,100      Wal-Mart Stores, Inc.                                                                   7,028,871
----------------------------------------------------------------------------------------------------------------------
                                                                                                            60,472,720
----------------------------------------------------------------------------------------------------------------------
                     Energy--11.0%
         17,800      BP PLC (ADR)                                                                            1,284,092
        140,100      Chevron Corporation                                                                    11,802,024
         81,870      ConocoPhillips                                                                          6,426,795
        218,000      ExxonMobil Corporation                                                                 18,285,840
         74,600      Halliburton Company                                                                     2,573,700
         15,500      Hess Corporation                                                                          913,880
         84,200      Schlumberger, Ltd.                                                                      7,151,948
         80,350      Spectra Energy Corporation                                                              2,085,886
         42,100    * Transocean, Inc.                                                                        4,461,758
         29,200      Valero Energy Corporation                                                               2,156,712
----------------------------------------------------------------------------------------------------------------------
                                                                                                            57,142,635
----------------------------------------------------------------------------------------------------------------------
                     Financials--19.3%
         44,000      ACE, Ltd.                                                                               2,750,880
         27,700      Allstate Corporation                                                                    1,703,827
         89,500      American Express Company                                                                5,475,610
        144,600      American International Group, Inc.                                                     10,126,338
         17,900      Ameriprise Financial, Inc.                                                              1,137,903
        186,166      Bank of America Corporation                                                             9,101,656
        117,700      Bank of New York Company, Inc.                                                          4,877,488
            750    * Berkshire Hathaway, Inc. - Class "B"                                                    2,703,750
         44,100      Capital One Financial Corporation                                                       3,459,204
         33,800      Chubb Corporation                                                                       1,829,932
        250,500      Citigroup, Inc.                                                                        12,848,145
         28,600      Fannie Mae                                                                              1,868,438
         40,500      Freddie Mac                                                                             2,458,350
        170,968      JPMorgan Chase & Company                                                                8,283,400
         19,000      Lehman Brothers Holdings, Inc.                                                          1,415,880
         40,500      Marsh & McLennan Companies, Inc.                                                        1,250,640
         36,600      Mellon Financial Corporation                                                            1,610,400
         47,600      Merrill Lynch & Company, Inc.                                                           3,978,408
         65,700      Morgan Stanley                                                                          5,510,916
         55,500      Progressive Corporation                                                                 1,328,115
         20,500      SunTrust Banks, Inc.                                                                    1,757,670
         41,000      Travelers Companies, Inc.                                                               2,193,500
         56,500      U.S. Bancorp                                                                            1,861,675
         75,600      Wachovia Corporation                                                                    3,874,500
         62,000      Washington Mutual, Inc.                                                                 2,643,680
        126,200      Wells Fargo & Company                                                                   4,438,454
----------------------------------------------------------------------------------------------------------------------
                                                                                                           100,488,759
----------------------------------------------------------------------------------------------------------------------
                     Health Care--11.8%
         93,500      Abbott Laboratories                                                                     5,006,925
         33,200      Aetna, Inc.                                                                             1,640,080
         75,700    * Amgen, Inc.                                                                             4,185,453
         34,600      Baxter International, Inc.                                                              1,949,364
         95,700    * Boston Scientific Corporation                                                           1,468,038
        127,800      Bristol-Myers Squibb Company                                                            4,033,368
        166,800      Johnson & Johnson                                                                      10,278,216
         80,700      Medtronic, Inc.                                                                         4,185,102
         63,200      Merck & Company, Inc.                                                                   3,147,360
         80,300      Novartis AG (ADR)                                                                       4,502,421
        359,560      Pfizer, Inc.                                                                            9,193,949
         31,700    * St. Jude Medical, Inc.                                                                  1,315,233
         36,800      Teva Pharmaceutical Industries, Ltd. (ADR)                                              1,518,000
         26,400    * Triad Hospitals, Inc.                                                                   1,419,264
         80,800      UnitedHealth Group, Inc.                                                                4,132,112
         60,100      Wyeth                                                                                   3,446,134
----------------------------------------------------------------------------------------------------------------------
                                                                                                            61,421,019
----------------------------------------------------------------------------------------------------------------------
                     Industrials--11.6%
         51,100      3M Company                                                                              4,434,969
         29,400      Boeing Company                                                                          2,827,104
         44,700      Caterpillar, Inc.                                                                       3,500,010
         33,000      Dover Corporation                                                                       1,687,950
         76,200      Emerson Electric Company                                                                3,566,160
        409,000      General Electric Company                                                               15,656,520
         40,600      Honeywell International, Inc.                                                           2,284,968
         29,400      Illinois Tool Works, Inc.                                                               1,593,186
         24,800      ITT Corporation                                                                         1,693,344
         30,700      Lockheed Martin Corporation                                                             2,889,791
         67,700      Masco Corporation                                                                       1,927,419
         34,500      Northrop Grumman Corporation                                                            2,686,515
        164,900      Tyco International, Ltd.                                                                5,571,971
         42,600      United Parcel Service, Inc. - Class "B"                                                 3,109,800
         93,700      United Technologies Corporation                                                         6,646,141
----------------------------------------------------------------------------------------------------------------------
                                                                                                            60,075,848
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--16.5%
         32,400      Accenture, Ltd. - Class "A"                                                             1,389,636
         34,500      Analog Devices, Inc.                                                                    1,298,580
         15,400    * Apple, Inc.                                                                             1,879,416
         77,100      Applied Materials, Inc.                                                                 1,531,977
         27,000      Automatic Data Processing, Inc.                                                         1,308,690
          6,750      Broadridge Financial Solutions, Inc.                                                      129,060
        234,200    * Cisco Systems, Inc.                                                                     6,522,470
        104,700    * Corning, Inc.                                                                           2,675,085
        166,700    * Dell, Inc.                                                                              4,759,285
         31,500    * eBay, Inc.                                                                              1,013,670
        209,700    * EMC Corporation                                                                         3,795,570
         93,200      First Data Corporation                                                                  3,044,844
         87,600      Hewlett-Packard Company                                                                 3,908,712
        320,200      Intel Corporation                                                                       7,607,952
         64,100      International Business Machines Corporation                                             6,746,525
         38,600      Maxim Integrated Products, Inc.                                                         1,289,626
        505,300      Microsoft Corporation                                                                  14,891,191
        146,100      Motorola, Inc.                                                                          2,585,970
        179,300      Nokia Corporation - Class "A" (ADR)                                                     5,040,123
        183,300    * Oracle Corporation                                                                      3,612,843
         45,600      QUALCOMM, Inc.                                                                          1,978,584
        109,900      Texas Instruments, Inc.                                                                 4,135,537
         93,200      Western Union Company                                                                   1,941,356
         55,300    * Xerox Corporation                                                                       1,021,944
         55,300    * Yahoo!, Inc.                                                                            1,500,289
----------------------------------------------------------------------------------------------------------------------
                                                                                                            85,608,935
----------------------------------------------------------------------------------------------------------------------
                     Materials--2.6%
         53,600      Alcoa, Inc.                                                                             2,172,408
         39,649    * Cemex SA de CV (ADR)                                                                    1,463,048
         87,900      Dow Chemical Company                                                                    3,886,938
         50,900      DuPont (E.I.) de Nemours & Company                                                      2,587,756
         66,200      International Paper Company                                                             2,585,110
         18,300      Newmont Mining Corporation                                                                714,798
----------------------------------------------------------------------------------------------------------------------
                                                                                                            13,410,058
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--2.9%
        145,800      AT&T, Inc.                                                                              6,050,700
        206,366      Sprint Nextel Corporation                                                               4,273,840
        118,700      Verizon Communications, Inc.                                                            4,886,879
----------------------------------------------------------------------------------------------------------------------
                                                                                                            15,211,419
----------------------------------------------------------------------------------------------------------------------
                     Utilities--.9%
        160,700      Duke Energy Corporation                                                                 2,940,810
         28,700      FPL Group, Inc.                                                                         1,628,438
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,569,248
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $329,511,383)                                                           510,119,882
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--1.8%
       $  6,700M     American General Finance Corp., 5.29%, 7/11/07                                          6,689,167
          3,000M     Toyota Motor Credit Corp., 5.24%, 7/6/07                                                2,997,376
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $9,686,543)                                                  9,686,543
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $339,197,926)                                          99.9%              519,806,425
Other Assets, Less Liabilities                                                            .1                   277,880
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%             $520,084,305
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
     ADR  American Depositary Receipts

  At June 30, 2007, the cost of investments for federal income tax purposes was $347,477,302. Accumulated net unrealized appreciation on investments was $172,329,123, consisting of $180,482,070 gross unrealized appreciation and $8,152,947 gross unrealized depreciation.



Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------


         Shares      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--99.9%
                     Consumer Discretionary--17.6%
        275,000      bebe stores, inc.                                                                      $4,402,750
        106,250    * Blockbuster, Inc. - Class "A"                                                             457,938
         50,000      Brown Shoe Company, Inc.                                                                1,216,000
        120,000    * Carter's, Inc.                                                                          3,112,800
        200,000      CBS Corporation - Class "B"                                                             6,664,000
        120,000    * CEC Entertainment, Inc.                                                                 4,224,000
         38,000    * Cinemark Holdings, Inc.                                                                   679,820
        190,000      Clear Channel Communications, Inc.                                                      7,185,800
        195,602    * Cost Plus, Inc.                                                                         1,658,705
        281,600      Dollar General Corporation                                                              6,172,672
         35,000      Dow Jones & Company, Inc.                                                               2,010,750
        250,000    * Eddie Bauer Holdings, Inc.                                                              3,212,500
        200,000      Foot Locker, Inc.                                                                       4,360,000
         50,000      Genuine Parts Company                                                                   2,480,000
        250,000      H&R Block, Inc.                                                                         5,842,500
        215,000      Home Depot, Inc.                                                                        8,460,250
         55,000      J.C. Penney Company, Inc.                                                               3,980,900
         50,000      Jones Apparel Group, Inc.                                                               1,412,500
        150,000      Journal Register Company                                                                  672,000
        114,700      Kenneth Cole Productions, Inc. - Class "A"                                              2,833,090
        155,000      Leggett & Platt, Inc.                                                                   3,417,750
        203,900    * Lincoln Educational Services Corporation                                                3,029,954
        215,000      McDonald's Corporation                                                                 10,913,400
        260,000    * Morgans Hotel Group Company                                                             6,338,800
        221,700      Movado Group, Inc.                                                                      7,480,158
        225,000      Newell Rubbermaid, Inc.                                                                 6,621,750
        175,000      Orient-Express Hotels, Ltd.                                                             9,345,000
         50,000      Polo Ralph Lauren Corporation - Class "A"                                               4,905,500
        275,000    * Quiksilver, Inc.                                                                        3,885,750
         67,500      Sherwin-Williams Company                                                                4,486,725
        175,000      Staples, Inc.                                                                           4,152,750
        100,000    * Steiner Leisure, Ltd.                                                                   4,912,000
        112,500    * Viacom, Inc. - Class "B"                                                                4,683,375
        500,000      Westwood One, Inc.                                                                      3,595,000
        187,500    * Wyndham Worldwide Corporation                                                           6,798,750
----------------------------------------------------------------------------------------------------------------------
                                                                                                           155,605,637
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--6.6%
        155,000      Altria Group, Inc.                                                                     10,871,700
        130,000      Avon Products, Inc.                                                                     4,777,500
         68,100    * Chattem, Inc.                                                                           4,316,178
         52,500      Coca-Cola Company                                                                       2,746,275
        220,000      CVS Corporation                                                                         8,019,000
        107,263      Kraft Foods, Inc. - Class "A"                                                           3,781,021
        429,100      Nu Skin Enterprises, Inc. - Class "A"                                                   7,080,150
         50,000      PepsiCo, Inc.                                                                           3,242,500
         77,500      Procter & Gamble Company                                                                4,742,225
         94,515      Tootsie Roll Industries, Inc.                                                           2,619,011
         90,000      Wal-Mart Stores, Inc.                                                                   4,329,900
         60,675      WD-40 Company                                                                           1,994,387
----------------------------------------------------------------------------------------------------------------------
                                                                                                            58,519,847
----------------------------------------------------------------------------------------------------------------------
                     Energy--8.7%
         60,000      Anadarko Petroleum Corporation                                                          3,119,400
        195,000    * Cal Dive International, Inc.                                                            3,242,850
         50,000      Chesapeake Energy Corporation                                                           1,730,000
         90,000      ConocoPhillips                                                                          7,065,000
        115,000      ExxonMobil Corporation                                                                  9,646,200
          7,153      Hugoton Royalty Trust                                                                     180,470
         33,096      Marathon Oil Corporation                                                                1,984,436
         80,000      Noble Corporation                                                                       7,801,600
         75,000    * North American Energy Partners, Inc.                                                    1,519,500
        127,000      Sasol, Ltd. (ADR)                                                                       4,767,580
        150,000      Suncor Energy, Inc.                                                                    13,488,000
         70,000    * Swift Energy Company                                                                    2,993,200
         90,000    * Transocean, Inc.                                                                        9,538,200
         60,000      World Fuel Services Corporation                                                         2,523,600
        120,000      XTO Energy, Inc.                                                                        7,212,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                            76,812,036
----------------------------------------------------------------------------------------------------------------------
                     Financials--15.1%
         52,000      American Express Company                                                                3,181,360
        110,000      American International Group, Inc.                                                      7,703,300
         10,000      Ameriprise Financial, Inc.                                                                635,700
        130,000      Astoria Financial Corporation                                                           3,255,200
        150,000      Bank of America Corporation                                                             7,333,500
        150,000      Brookline Bancorp, Inc.                                                                 1,726,500
         55,380      Capital One Financial Corporation                                                       4,344,007
        134,000      Citigroup, Inc.                                                                         6,872,860
        200,000      Colonial BancGroup, Inc.                                                                4,994,000
        243,100    * First Mercury Financial Corporation                                                     5,097,807
         40,000    * Flagstone Reinsurance Holdings, Ltd.                                                      532,800
         50,000      Hartford Financial Services Group, Inc.                                                 4,925,500
        177,500      JPMorgan Chase & Company                                                                8,599,875
         65,000      Lehman Brothers Holdings, Inc.                                                          4,843,800
         65,000      Merrill Lynch & Company, Inc.                                                           5,432,700
         90,000      Morgan Stanley                                                                          7,549,200
        200,000      New York Community Bancorp, Inc.                                                        3,404,000
        265,000      NewAlliance Bancshares, Inc.                                                            3,900,800
         50,000      Plum Creek Timber Company, Inc. (REIT)                                                  2,083,000
        130,000      South Financial Group, Inc.                                                             2,943,200
        221,000      Sovereign Bancorp, Inc.                                                                 4,671,940
        150,000      Sunstone Hotel Investors, Inc.                                                          4,258,500
         75,000      SunTrust Banks, Inc.                                                                    6,430,500
        200,000      U.S. Bancorp                                                                            6,590,000
        200,000      U.S.B. Holding Company, Inc.                                                            3,812,000
        100,000      Wachovia Corporation                                                                    5,125,000
        132,500      Washington Mutual, Inc.                                                                 5,649,800
         60,000      Webster Financial Corporation                                                           2,560,200
        140,000      Wells Fargo & Company                                                                   4,923,800
----------------------------------------------------------------------------------------------------------------------
                                                                                                           133,380,849
----------------------------------------------------------------------------------------------------------------------
                     Health Care--10.4%
        160,000      Abbott Laboratories                                                                     8,568,000
         70,000      Aetna, Inc.                                                                             3,458,000
         46,700    * Amgen, Inc.                                                                             2,582,043
         22,417      Baxter International, Inc.                                                              1,262,974
        105,000      Biomet, Inc.                                                                            4,800,600
        100,000    * Boston Scientific Corporation                                                           1,534,000
         20,000    * Genentech, Inc.                                                                         1,513,200
          3,000    * Insulet Corporation                                                                        42,600
        155,000      Johnson & Johnson                                                                       9,551,100
         50,000    * Laboratory Corporation of America Holdings                                              3,913,000
         75,000      Medtronic, Inc.                                                                         3,889,500
         80,000      Merck & Company, Inc.                                                                   3,984,000
         50,000    * Momenta Pharmaceutical, Inc.                                                              504,000
        425,000      Pfizer, Inc.                                                                           10,867,250
        125,000      Sanofi-Aventis (ADR)                                                                    5,033,750
        125,000    * St. Jude Medical, Inc.                                                                  5,186,250
        100,000    * Thermo Fisher Scientific, Inc.                                                          5,172,000
         80,000    * Triad Hospitals, Inc.                                                                   4,300,800
         90,000    * TriZetto Group, Inc.                                                                    1,742,400
         55,000      UnitedHealth Group, Inc.                                                                2,812,700
         24,000    * Waters Corporation                                                                      1,424,640
        175,000      Wyeth                                                                                  10,034,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                            92,177,307
----------------------------------------------------------------------------------------------------------------------
                     Industrials--18.6%
        155,000      3M Company                                                                             13,452,450
         84,600      Alexander & Baldwin, Inc.                                                               4,493,106
        354,000    * Altra Holdings, Inc.                                                                    6,117,120
        120,000    * Armstrong World Industries, Inc.                                                        6,018,000
        217,000      Barnes Group, Inc.                                                                      6,874,560
        100,000    * BE Aerospace, Inc.                                                                      4,130,000
         80,000      Burlington Northern Santa Fe Corporation                                                6,811,200
        100,000      Caterpillar, Inc.                                                                       7,830,000
        140,000    * Gardner Denver, Inc.                                                                    5,957,000
        250,000      General Electric Company                                                                9,570,000
         40,000    * Genlyte Group, Inc.                                                                     3,141,600
        147,500      Harsco Corporation                                                                      7,670,000
        197,500      Honeywell International, Inc.                                                          11,115,300
         40,500      Hubbell, Inc. - Class "B"                                                               2,195,910
        120,000      Illinois Tool Works, Inc.                                                               6,502,800
        282,600      Knoll, Inc.                                                                             6,330,240
         55,000      Lockheed Martin Corporation                                                             5,177,150
         50,000    * Mobile Mini, Inc.                                                                       1,460,000
        140,000    * Navigant Consulting, Inc.                                                               2,598,400
         90,000      Northrop Grumman Corporation                                                            7,008,300
        150,000    * PGT, Inc.                                                                               1,639,500
        100,000    * Pinnacle Airlines Corporation                                                           1,875,000
         90,000      Precision Castparts Corporation                                                        10,922,400
         50,000      Steelcase, Inc. - Class "A"                                                               925,000
        213,300      TAL International Group, Inc.                                                           6,337,143
        195,000      Tyco International, Ltd.                                                                6,589,050
        170,000      United Technologies Corporation                                                        12,058,100
----------------------------------------------------------------------------------------------------------------------
                                                                                                           164,799,329
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--15.4%
        180,000    * Arris Group, Inc.                                                                       3,166,200
         30,000    * CACI International, Inc. - Class "A"                                                    1,465,500
        400,000    * Cisco Systems, Inc.                                                                    11,140,000
        150,900    * Electronics for Imaging, Inc.                                                           4,258,398
        371,000    * EMC Corporation                                                                         6,715,100
        300,000    * Entrust, Inc.                                                                           1,218,000
        120,000      First Data Corporation                                                                  3,920,400
        160,000      Harris Corporation                                                                      8,728,000
        165,000      Hewlett-Packard Company                                                                 7,362,300
        185,000      Intel Corporation                                                                       4,395,600
        115,000      International Business Machines Corporation                                            12,103,750
         30,000    * International Rectifier Corporation                                                     1,117,800
        350,000      Microsoft Corporation                                                                  10,314,500
        275,000      Motorola, Inc.                                                                          4,867,500
        198,400    * NCI, Inc. - Class "A"                                                                   3,327,168
        200,000      Nokia Corporation - Class "A" (ADR)                                                     5,622,000
        180,000      Openwave Systems, Inc.                                                                  1,126,800
        279,900    * Parametric Technology Corporation                                                       6,048,639
        135,000      QUALCOMM, Inc.                                                                          5,857,650
        535,000    * Silicon Image, Inc.                                                                     4,590,300
        375,000    * SMART Modular Technologies (WWH), Inc.                                                  5,160,000
          3,200    * Starent Networks Corporation                                                               47,040
        200,000    * Symantec Corporation                                                                    4,040,000
        400,000    * TIBCO Software, Inc.                                                                    3,620,000
        150,000    * Varian Semiconductor Equipment Associates, Inc.                                         6,009,000
         75,000    * VeriSign, Inc.                                                                          2,379,750
        120,000      Western Union Company                                                                   2,499,600
        175,000      Xilinx, Inc.                                                                            4,684,750
----------------------------------------------------------------------------------------------------------------------
                                                                                                           135,785,745
----------------------------------------------------------------------------------------------------------------------
                     Materials--5.6%
         30,000      Ashland, Inc.                                                                           1,918,500
        200,000      Celanese Corporation - Series "A"                                                       7,756,000
         85,000      Dow Chemical Company                                                                    3,758,700
         80,000      Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                        6,625,600
        125,000      Lubrizol Corporation                                                                    8,068,750
         45,000      PPG Industries, Inc.                                                                    3,424,950
         65,000      Praxair, Inc.                                                                           4,679,350
        200,000      RPM International, Inc.                                                                 4,622,000
         50,000      Scotts Miracle-Gro Company - Class "A"                                                  2,147,000
        105,000      Temple-Inland, Inc.                                                                     6,460,650
----------------------------------------------------------------------------------------------------------------------
                                                                                                            49,461,500
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--1.1%
        165,000      AT&T, Inc.                                                                              6,847,500
         75,000      Verizon Communications, Inc.                                                            3,087,750
----------------------------------------------------------------------------------------------------------------------
                                                                                                             9,935,250
----------------------------------------------------------------------------------------------------------------------
                     Utilities--.8%
        115,400      Atmos Energy Corporation                                                                3,468,924
         75,000      Consolidated Edison, Inc.                                                               3,384,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,852,924
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $628,504,151)                                          99.9%              883,330,424
Other Assets, Less Liabilities                                                            .1                 1,182,841
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%             $884,513,265
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

  At June 30, 2007, the cost of investments for federal income tax purposes was $633,211,345. Accumulated net unrealized appreciation on investments was $250,119,079, consisting of $277,087,142 gross unrealized appreciation and $26,968,063 gross unrealized depreciation.



Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--99.1%
                     Consumer Discretionary--12.7%
        166,430    * Coach, Inc.                                                                            $7,887,118
        146,900    * Dollar Tree Stores, Inc.                                                                6,397,495
         78,000    * Kohl's Corporation                                                                      5,540,340
        117,000      Men's Wearhouse, Inc.                                                                   5,975,190
        110,400      Omnicom Group, Inc.                                                                     5,842,368
----------------------------------------------------------------------------------------------------------------------
                                                                                                            31,642,511
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--5.4%
        120,650      Colgate-Palmolive Company                                                               7,824,153
         87,400      PepsiCo, Inc.                                                                           5,667,890
----------------------------------------------------------------------------------------------------------------------
                                                                                                            13,492,043
----------------------------------------------------------------------------------------------------------------------
                     Energy--6%
         54,400      ExxonMobil Corporation                                                                  4,563,072
         85,000      Marathon Oil Corporation                                                                5,096,600
         50,900    * National-Oilwell Varco, Inc.                                                            5,305,816
----------------------------------------------------------------------------------------------------------------------
                                                                                                            14,965,488
----------------------------------------------------------------------------------------------------------------------
                     Financials--12.7%
         47,100      Ambac Financial Group, Inc.                                                             4,106,649
         75,500      Assurant, Inc.                                                                          4,448,460
        106,700      Bank of New York Company, Inc.                                                          4,421,648
         42,700      Hartford Financial Services Group, Inc.                                                 4,206,377
         82,900      JPMorgan Chase & Company                                                                4,016,505
         68,600      Northern Trust Corporation                                                              4,406,864
        116,200      T. Rowe Price Group, Inc.                                                               6,029,618
----------------------------------------------------------------------------------------------------------------------
                                                                                                            31,636,121
----------------------------------------------------------------------------------------------------------------------
                     Health Care--16.6%
         90,400      Becton, Dickinson & Company                                                             6,734,800
         83,400      Cigna Corporation                                                                       4,355,148
        159,700    * Express Scripts, Inc.                                                                   7,986,597
         99,700    * Humana, Inc.                                                                            6,072,727
        267,810      Schering-Plough Corporation                                                             8,152,136
        134,070    * Waters Corporation                                                                      7,958,395
----------------------------------------------------------------------------------------------------------------------
                                                                                                            41,259,803
----------------------------------------------------------------------------------------------------------------------
                     Industrials--15.7%
         81,100      Danaher Corporation                                                                     6,123,050
        114,500    * Jacobs Engineering Group, Inc.                                                          6,584,895
         97,830      Manitowoc Company, Inc.                                                                 7,863,575
         67,400      Manpower, Inc.                                                                          6,216,976
         78,400      Northrop Grumman Corporation                                                            6,105,008
         86,000      United Technologies Corporation                                                         6,099,980
----------------------------------------------------------------------------------------------------------------------
                                                                                                            38,993,484
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--23.8%
        226,070      Amphenol Corporation - Class "A"                                                        8,059,396
        320,500    * Cadence Design Systems, Inc.                                                            7,038,180
        292,990    * Cisco Systems, Inc.                                                                     8,159,771
        138,600      Harris Corporation                                                                      7,560,630
        168,800      Hewlett-Packard Company                                                                 7,531,856
        237,600      Microsoft Corporation                                                                   7,002,072
        407,000    * Oracle Corporation                                                                      8,021,970
        157,500      Texas Instruments, Inc.                                                                 5,926,725
----------------------------------------------------------------------------------------------------------------------
                                                                                                            59,300,600
----------------------------------------------------------------------------------------------------------------------
                     Materials--3.7%
         56,500      Air Products & Chemicals, Inc.                                                          4,540,905
         84,400      Rohm & Haas Company                                                                     4,614,992
----------------------------------------------------------------------------------------------------------------------
                                                                                                             9,155,897
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--2.5%
        149,100      AT&T, Inc.                                                                              6,187,650
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $238,576,275)                                                           246,633,597
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--.7%
       $  1,750M     Prudential Funding Corp., 5.22%, 7/9/07 (cost $1,747,715)                               1,747,715
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $240,323,990)                                          99.8%              248,381,312
Other Assets, Less Liabilities                                                            .2                   398,989
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%             $248,780,301
======================================================================================================================

* Non-income producing

  At June 30, 2007, the cost of investments for federal income tax purposes was $240,746,487. Accumulated net unrealized appreciation on investments was $7,634,824, consisting of $11,271,976 gross unrealized appreciation and $3,637,152 gross unrealized depreciation.



Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--97.3%
                     United States--43.1%
         12,695      Abbott Laboratories                                                                      $679,817
         36,900      Accenture, Ltd. - Class "A"                                                             1,582,641
         23,385      ACE, Ltd.                                                                               1,462,030
         49,295    * Adobe Systems, Inc.                                                                     1,979,194
          9,100    * Affiliated Managers Group, Inc.                                                         1,171,716
         12,100    * Alliance Data Systems Corporation                                                         935,088
         22,810      Altera Corporation                                                                        504,785
         21,635      Altria Group, Inc.                                                                      1,517,479
         62,600      American Electric Power Company, Inc.                                                   2,819,504
         42,628      American International Group, Inc.                                                      2,985,239
         24,400    * Amgen, Inc.                                                                             1,349,076
         25,400      Amphenol Corporation - Class "A"                                                          905,510
         19,665      Apache Corporation                                                                      1,604,466
          3,300    * Apple, Inc.                                                                               402,732
         69,265      AT&T, Inc.                                                                              2,874,498
         14,925      Automatic Data Processing, Inc.                                                           723,415
         50,780      Bank of America Corporation                                                             2,482,634
          9,580      Boeing Company                                                                            921,213
          9,200    * Cameron International Corporation                                                         657,524
         10,800      Cardinal Health, Inc.                                                                     762,912
         38,200    * Carter's, Inc.                                                                            990,908
         32,205      Caterpillar, Inc.                                                                       2,521,652
         50,760      CBS Corporation - Class "B"                                                             1,691,323
         10,800    * Cephalon, Inc.                                                                            868,212
        124,850    * Cisco Systems, Inc.                                                                     3,477,073
         77,414      Citigroup, Inc.                                                                         3,970,564
          6,600      Colgate-Palmolive Company                                                                 428,010
         34,700    * Complete Production Services, Inc.                                                        896,995
         22,005      ConocoPhillips                                                                          1,727,392
        104,560    * Corning, Inc.                                                                           2,671,508
         14,600    * Coventry Health Care, Inc.                                                                841,690
         24,400      Danaher Corporation                                                                     1,842,200
         13,370      Dominion Resources, Inc.                                                                1,153,965
         31,940      Dover Corporation                                                                       1,633,731
         37,000    * E*TRADE Financial Corporation                                                             817,330
         41,040      Eli Lilly & Company                                                                     2,293,315
        178,830    * EMC Corporation                                                                         3,236,823
         30,635      EOG Resources, Inc.                                                                     2,238,193
          8,300      Exelon Corporation                                                                        602,580
         60,450      ExxonMobil Corporation                                                                  5,070,546
          3,600      FirstEnergy Corporation                                                                   233,028
          7,120      Fluor Corporation                                                                         792,954
          7,600      Franklin Resources, Inc.                                                                1,006,772
         20,700      Freeport-McMoRan Copper & Gold, Inc.                                                    1,714,374
         23,700    * Genentech, Inc.                                                                         1,793,142
         12,145      General Dynamics Corporation                                                              949,982
        102,485      General Electric Company                                                                3,923,126
         15,900    * Genzyme Corporation                                                                     1,023,960
         58,500      GlobalSantaFe Corporation                                                               4,226,624
          5,700      Goldman Sachs Group, Inc.                                                               1,235,475
          4,515    * Google, Inc. - Class "A"                                                                2,363,061
         23,400      Graco, Inc.                                                                               942,552
         27,000      H&R Block, Inc.                                                                           630,990
         16,146      Halliburton Company                                                                       557,036
         22,400    * Health Net, Inc.                                                                        1,182,720
         39,760      Hewlett-Packard Company                                                                 1,774,091
         17,000      International Business Machines Corporation                                             1,789,250
         10,400      J.C. Penney Company, Inc.                                                                 752,752
          6,000      Joy Global, Inc.                                                                          349,980
         18,220    * Kohl's Corporation                                                                      1,294,167
         33,100    * Lam Research Corporation                                                                1,701,340
          5,700      Loews Corporation - Carolina Group                                                        440,439
         53,700      Maxim Integrated Products, Inc.                                                         1,794,117
         22,200      MDU Resources Group, Inc.                                                                 622,488
         44,735      Medtronic, Inc.                                                                         2,319,957
         14,150      Merrill Lynch & Company, Inc.                                                           1,182,657
         93,745      Microsoft Corporation                                                                   2,762,665
         17,200      NIKE, Inc. - Class "B"                                                                  1,002,588
         51,700    * Oracle Corporation                                                                      1,019,007
         14,900      PepsiCo, Inc.                                                                             966,265
         43,325      PNC Financial Services Group, Inc.                                                      3,101,204
         14,000      Precision Castparts Corporation                                                         1,699,040
         21,000    * Priceline.com, Inc.                                                                     1,443,540
         13,370      Procter & Gamble Company                                                                  818,110
         11,800      QUALCOMM, Inc.                                                                            512,002
         36,675      Schering-Plough Corporation                                                             1,116,387
         18,500    * St. Jude Medical, Inc.                                                                    767,565
        114,205      Staples, Inc.                                                                           2,710,085
         35,700      State Street Corporation                                                                2,441,880
         13,300      Target Corporation                                                                        845,880
         12,100    * Terex Corporation                                                                         983,730
          6,600      Texas Instruments, Inc.                                                                   248,358
          6,100    * Thomas & Betts Corporation                                                                353,800
         31,240      Time Warner, Inc.                                                                         657,290
         14,650      United Technologies Corporation                                                         1,039,125
         36,600      UnitedHealth Group, Inc.                                                                1,871,724
         24,690    * Viacom, Inc. - Class "B"                                                                1,027,845
         34,900      W.R. Berkley Corporation                                                                1,135,646
         24,965      Wal-Mart Stores, Inc.                                                                   1,201,066
         12,000    * Waters Corporation                                                                        712,320
         16,500    * WellPoint, Inc.                                                                         1,317,195
         26,775      Williams Companies, Inc.                                                                  846,626
         11,900    * Yahoo!, Inc.                                                                              322,847
----------------------------------------------------------------------------------------------------------------------
                                                                                                           136,816,307
----------------------------------------------------------------------------------------------------------------------
                     Japan--7.8%
         61,200      Aisin Seiki Company, Ltd.                                                               2,244,917
         19,200      Astellas Pharma, Inc.                                                                     833,329
         75,150      Canon, Inc.                                                                             4,399,648
         18,855      Daiichi Sankyo Company, Ltd.                                                              499,258
         19,200      Daiichi Sankyo Company, Ltd.                                                              508,393
         16,400      Eisai Company, Ltd.                                                                       714,458
        154,000      Hitachi, Ltd.                                                                           1,091,137
            826      Japan Tobacco, Inc.                                                                     4,066,626
         66,700      Komatsu, Ltd.                                                                           1,933,568
        196,000      Mitsubishi Electric Corporation                                                         1,812,478
            177      Mitsubishi UFJ Financial Group, Inc.                                                    1,945,705
         50,400      Sony Corporation                                                                        2,583,360
          7,600      TDK Corporation                                                                           733,568
        157,000      Toshiba Corporation                                                                     1,366,655
----------------------------------------------------------------------------------------------------------------------
                                                                                                            24,733,100
----------------------------------------------------------------------------------------------------------------------
                     United Kingdom--5.6%
        220,152      Invesco PLC                                                                             2,855,589
         42,821      Burberry Group PLC                                                                        590,226
         42,804      Kelda Group PLC                                                                           809,410
        544,017      Old Mutual PLC                                                                          1,843,515
         36,601      Reckitt Benckiser PLC                                                                   2,008,421
         72,238      Standard Chartered PLC                                                                  2,362,424
        335,120      Tesco PLC                                                                               2,813,846
         75,230      Xstrata PLC                                                                             4,508,487
----------------------------------------------------------------------------------------------------------------------
                                                                                                            17,791,918
----------------------------------------------------------------------------------------------------------------------
                     Germany--4.8%
         19,598      Continental AG                                                                          2,751,883
         22,325      DaimlerChrysler AG - Registered                                                         2,057,805
         24,439      Deutsche Boerse AG                                                                      2,739,502
         14,160      E.ON AG                                                                                 2,363,506
         63,560    * KarstadtQuelle AG                                                                       2,136,579
         23,324      Siemens AG                                                                              3,340,595
----------------------------------------------------------------------------------------------------------------------
                                                                                                            15,389,870
----------------------------------------------------------------------------------------------------------------------
                     Canada--4.2%
         44,600      Cameco Corporation                                                                      2,263,004
         34,400      EnCana Corporation                                                                      2,112,993
         66,600    * Nortel Networks Corporation                                                             1,606,539
          7,800    * Research In Motion, Ltd.                                                                1,565,866
         19,400      Suncor Energy, Inc.                                                                     1,746,228
         88,000      Talisman Energy, Inc.                                                                   1,704,160
         37,400      Telus Corporation                                                                       2,239,605
----------------------------------------------------------------------------------------------------------------------
                                                                                                            13,238,395
----------------------------------------------------------------------------------------------------------------------
                     Switzerland--3.8%
         20,830      Credit Suisse Group - Registered                                                        1,484,579
         51,947      Julius Baer Holding, Ltd. AG - Registered                                               3,725,638
         12,869      Nestle SA - Registered                                                                  4,893,076
          7,744      Synthes, Inc.                                                                             928,193
         19,520      UBS AG - Registered                                                                     1,171,395
----------------------------------------------------------------------------------------------------------------------
                                                                                                            12,202,881
----------------------------------------------------------------------------------------------------------------------
                     France--3.5%
         13,384    * Alstom                                                                                  2,245,368
         65,049      Axa                                                                                     2,812,137
         18,817      BNP Paribas SA                                                                          2,245,516
         12,342      Essilor International SA                                                                1,472,992
         23,366      PSA Peugeot Citroen                                                                     1,886,472
         12,890      Sanofi-Aventis (ADR)                                                                      519,080
----------------------------------------------------------------------------------------------------------------------
                                                                                                            11,181,565
----------------------------------------------------------------------------------------------------------------------
                     Italy--3.4%
         31,135      Bulgari SpA                                                                               500,807
        151,054      Enel SpA                                                                                1,626,946
         69,359      Eni SpA                                                                                 2,519,795
        157,750      Intesa Sanpaolo SpA                                                                     1,178,161
         19,245      Tod's SpA                                                                               1,718,805
        359,730      UniCredito Italiano SpA                                                                 3,221,071
----------------------------------------------------------------------------------------------------------------------
                                                                                                            10,765,585
----------------------------------------------------------------------------------------------------------------------
                     Netherlands--3.0%
         89,000    * AerCap Holdings NV                                                                      2,848,000
         58,591    * ASML Holding NV                                                                         1,622,165
         46,231      ING Groep NV                                                                            2,047,316
         71,650      Koninklijke (Royal) Philips Electronics NV                                              3,053,960
----------------------------------------------------------------------------------------------------------------------
                                                                                                             9,571,441
----------------------------------------------------------------------------------------------------------------------
                     Brazil--2.7%
        133,800      All America Latina Logistica                                                            1,824,293
        122,005      Companhia Vale do Rio Doce (ADR)                                                        5,435,323
          2,400    * MMX Mineracao e Metalicos SA                                                            1,271,028
----------------------------------------------------------------------------------------------------------------------
                                                                                                             8,530,644
----------------------------------------------------------------------------------------------------------------------
                     China--2.5%
        784,500      China Merchants Bank Company, Ltd.                                                      2,388,250
        368,000      China Resources Enterprise, Ltd.                                                        1,383,901
        326,000      China Shenhua Energy Company, Ltd.                                                      1,138,388
        386,000      Hengan International Group Company, Ltd.                                                1,372,594
      1,300,000      Huaneng Power International, Inc.                                                       1,476,611
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,759,744
----------------------------------------------------------------------------------------------------------------------
                     Hong Kong--2.4%
        607,000      Cathay Pacific Airways, Ltd.                                                            1,510,920
        236,000      Hong Kong Exchanges & Clearing, Ltd.                                                    3,335,678
         82,600    * Melco PBL Entertainment (Macau), Ltd. (ADR)                                             1,037,456
        710,000      Shangri-La Asia, Ltd.                                                                   1,716,446
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,600,500
----------------------------------------------------------------------------------------------------------------------
                     Russia--2.2%
         38,700      Evraz Group SA (GDR)                                                                    1,590,570
         14,000      LUKOIL (ADR)                                                                            1,073,800
          7,000      Mining & Metallurgical Company Norilsk Nickel (ADR)                                     1,553,125
         43,200      OAO Gazprom  (ADR)                                                                      1,810,080
         24,900      TMK OAO (GDR) +                                                                           908,601
----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,936,176
----------------------------------------------------------------------------------------------------------------------
                     Finland--1.5%
         35,600      Nokia Corporation - Class "A" (ADR)                                                     1,000,716
        131,199      Nokia Oyj                                                                               3,687,336
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,688,052
----------------------------------------------------------------------------------------------------------------------
                     Ireland--1.0%
         38,300    * Elan Corporation PLC (ADR)                                                                839,919
         58,400    * Ryanair Holdings PLC (ADR)                                                              2,204,600
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,044,519
----------------------------------------------------------------------------------------------------------------------
                     Mexico--.8%
         19,200      America Movil SAB de CV (ADR) - Series "L"                                              1,189,056
         43,900    * Grupo Aeroportuario del Centro Norte SA de CV (ADR)                                     1,205,933
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,394,989
----------------------------------------------------------------------------------------------------------------------
                     Norway--.7%
      1,078,000    * Marine Harvest                                                                          1,171,749
         45,350    * Petroleum Geo-Services ASA                                                              1,130,612
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,302,361
----------------------------------------------------------------------------------------------------------------------
                     Australia--.7%
        520,098      Oxiana, Ltd.                                                                            1,557,616
         19,000      Woodside Petroleum, Ltd. (ADR)                                                            737,472
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,295,088
----------------------------------------------------------------------------------------------------------------------
                     Spain--.7%
         60,076      Banco Bilbao Vizcaya Argentaria SA                                                      1,476,667
         31,400    * Laboratorios Almirall SA                                                                  621,266
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,097,933
----------------------------------------------------------------------------------------------------------------------
                     Egypt--.6%
         30,800      Orascom Telecom Holding SAE                                                             1,998,920
----------------------------------------------------------------------------------------------------------------------
                     South Africa--.6%
         61,816      Impala Platinum Holdings, Ltd.                                                          1,893,400
----------------------------------------------------------------------------------------------------------------------
                     Sweden--.5%
         70,800      Assa Abloy - Class "B"                                                                  1,564,224
----------------------------------------------------------------------------------------------------------------------
                     Greece--.3%
         32,209      EFG Eurobank Ergasias                                                                   1,052,695
----------------------------------------------------------------------------------------------------------------------
                     Israel--.3%
         24,300      Teva Pharmaceutical Industries, Ltd. (ADR)                                              1,002,375
----------------------------------------------------------------------------------------------------------------------
                     Singapore--.3%
         70,000      Singapore Airlines, Ltd.                                                                  860,440
----------------------------------------------------------------------------------------------------------------------
                     Belgium--.2%
         12,831      UCB SA                                                                                    759,872
----------------------------------------------------------------------------------------------------------------------
                     Turkey--.1%
         44,033      Akbank T.A.S.                                                                             238,898
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $251,276,995)                                                           308,711,892
----------------------------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--2.1%
        $ 6,617M     UBS Securities, 4.4%, dated 6/29/07, to be
                       repurchased at $6,619,426 on 7/2/07,
                       (collaterized by U.S. Treasury Bonds,
                       8.125%, 8/15/2021, valued at $6,786,740)
                       (cost $6,617,000)                                                                     6,617,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $257,893,995)                                          99.4%              315,328,892
Other Assets, Less Liabilities                                                            .6                 2,071,699
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%             $317,400,591
======================================================================================================================

* Non-income producing

+ Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors.  At June 30, 2007, the Fund held one 144A security with a value of
  $908,601 representing .3% of the Fund's net assets.

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    GDR   Global Depositary Receipts
    REIT  Real Estate Investment Trust

  At June 30, 2007, the cost of investments for federal income tax purposes was $258,517,753. Accumulated net unrealized appreciation on investments was $56,811,139, consisting of $59,697,305 gross unrealized appreciation and $2,886,166 gross unrealized depreciation.



Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2007


Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                         Percentage
Sector                                                                                of Net Assets              Value
----------------------------------------------------------------------------------------------------------------------
Energy                                                                                         11.0%       $34,970,535
Capital Goods                                                                                  10.0         31,697,318
Diversified Financials                                                                         10.0         31,668,725
Technology Hardware & Equipment                                                                 9.5         30,220,454
Materials                                                                                       6.1         19,523,923
Banks                                                                                           6.0         19,210,591
Pharmaceuticals, Biotechnology & Life Sciences                                                  5.1         16,134,179
Food, Beverage & Tobacco                                                                        4.1         13,055,634
Utilities                                                                                       3.7         11,708,038
Software & Services                                                                             3.7         11,687,918
Health Care Equipment & Services                                                                3.6         11,464,948
Retailing                                                                                       3.3         10,566,904
Consumer Durables & Apparel                                                                     3.3         10,440,654
Insurance                                                                                       3.2         10,238,567
Automobile & Components                                                                         2.8          8,941,077
Telecommunication Services                                                                      2.6          8,302,079
Transportation                                                                                  2.4          7,606,186
Semiconductors & Semiconductor Equipment                                                        1.9          5,870,765
Household & Personal Products                                                                   1.5          4,627,135
Food & Staples Retailing                                                                        1.3          4,014,912
Consumer Services                                                                               1.1          3,384,892
Media                                                                                           1.1          3,376,458
Repurchase Agreement                                                                            2.1          6,617,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                     99.4        315,328,892
Other Assets, Less Liabilities                                                                   .6          2,071,699
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%      $317,400,591
======================================================================================================================



Portfolio of Investments (unaudited)
MID-CAP OPPORTUNITY FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.5%
                     Consumer Discretionary--15.7%
        160,000      bebe stores, inc.                                                                      $2,561,600
         75,000      BorgWarner, Inc.                                                                        6,453,000
         65,000    * CEC Entertainment, Inc.                                                                 2,288,000
         45,000    * Children's Place Retail Stores, Inc.                                                    2,323,800
        134,500    * Cinemark Holdings, Inc.                                                                 2,406,205
        102,000    * Coach, Inc.                                                                             4,833,780
         25,000    * Dick's Sporting Goods, Inc.                                                             1,454,250
        130,000      Foot Locker, Inc.                                                                       2,834,000
         44,000      Gannett Company, Inc.                                                                   2,417,800
         48,000      Harman International Industries, Inc.                                                   5,606,400
        190,000    * Morgans Hotel Group Company                                                             4,632,200
        110,000      Movado Group, Inc.                                                                      3,711,400
        192,500    * New York & Company, Inc.                                                                2,109,800
         72,500      Nordstrom, Inc.                                                                         3,706,200
        118,500    * Office Depot, Inc.                                                                      3,590,550
         80,000      Orient-Express Hotels, Ltd.                                                             4,272,000
         50,000      Polo Ralph Lauren Corporation - Class "A"                                               4,905,500
        300,000    * Quiksilver, Inc.                                                                        4,239,000
         65,000    * Red Robin Gourmet Burgers, Inc.                                                         2,624,050
         90,000      Tiffany & Company                                                                       4,775,400
        300,000    * Warnaco Group, Inc. - Class "A"                                                        11,802,000
        105,000      Wolverine World Wide, Inc.                                                              2,909,550
----------------------------------------------------------------------------------------------------------------------
                                                                                                            86,456,485
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--3.0%
         50,000      Altria Group, Inc.                                                                      3,507,000
        100,000    * Dean Foods Company                                                                      3,187,000
         82,500      Kraft Foods, Inc. - Class "A"                                                           2,908,125
        185,000      Sara Lee Corporation                                                                    3,219,000
        126,000      Tootsie Roll Industries, Inc.                                                           3,491,460
----------------------------------------------------------------------------------------------------------------------
                                                                                                            16,312,585
----------------------------------------------------------------------------------------------------------------------
                     Energy--8.8%
        127,500    * Cal Dive International, Inc.                                                            2,120,325
         97,500      Chesapeake Energy Corporation                                                           3,373,500
         50,000      EOG Resources, Inc.                                                                     3,653,000
         50,000      GlobalSantaFe Corporation                                                               3,612,500
         80,000    * Grant Prideco, Inc.                                                                     4,306,400
         86,000      Hess Corporation                                                                        5,070,560
        120,000      Patterson-UTI Energy, Inc.                                                              3,145,200
         77,500    * Swift Energy Company                                                                    3,313,900
        200,000      Talisman Energy, Inc.                                                                   3,866,000
         47,000      Technip SA (ADR)                                                                        3,881,730
         40,000    * Transocean, Inc.                                                                        4,239,200
         70,000    * Weatherford International, Ltd.                                                         3,866,800
         60,000      XTO Energy, Inc.                                                                        3,606,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                            48,055,115
----------------------------------------------------------------------------------------------------------------------
                     Financials--16.4%
         70,000      A.G. Edwards, Inc.                                                                      5,918,500
         52,500      Ambac Financial Group, Inc.                                                             4,577,475
        135,000    * AmeriCredit Corporation                                                                 3,584,250
        187,500      Aspen Insurance Holdings, Ltd.                                                          5,263,125
         16,500      Bear Stearns Companies, Inc.                                                            2,310,000
         77,500      CIT Group, Inc.                                                                         4,249,325
         70,000      City National Corporation                                                               5,326,300
        202,500      Colonial BancGroup, Inc.                                                                5,056,425
         98,000      Douglas Emmett, Inc. (REIT)                                                             2,424,520
         30,000      Federal Realty Investment Trust (REIT)                                                  2,317,800
         90,000      Fortress Investment Group - Class "A"                                                   2,143,800
         53,000      General Growth Properties, Inc. (REIT)                                                  2,806,350
         85,000      Health Care Property Investors, Inc. (REIT)                                             2,459,050
        119,000      Lazard, Ltd. - Class "A"                                                                5,358,570
        120,000    * NASDAQ Stock Market, Inc.                                                               3,565,200
        220,000      NewAlliance Bancshares, Inc.                                                            3,238,400
         85,000      PMI Group, Inc.                                                                         3,796,950
         95,000      Protective Life Corporation                                                             4,541,950
         65,000      Radian Group, Inc.                                                                      3,510,000
        215,000      Sovereign Bancorp, Inc.                                                                 4,545,100
        120,000      Sunstone Hotel Investors, Inc. (REIT)                                                   3,406,800
        185,000      Waddell & Reed Financial, Inc. - Class "A"                                              4,811,850
         63,500      Zions Bancorporation                                                                    4,883,785
----------------------------------------------------------------------------------------------------------------------
                                                                                                            90,095,525
----------------------------------------------------------------------------------------------------------------------
                     Health Care--10.8%
         62,500    * Barr Pharmaceuticals, Inc.                                                              3,139,375
         70,000      Beckman Coulter, Inc.                                                                   4,527,600
        140,000    * Community Health Systems, Inc.                                                          5,663,000
        165,000      DENTSPLY International, Inc.                                                            6,312,900
        310,000    * Exelixis, Inc.                                                                          3,751,000
         70,000    * Express Scripts, Inc.                                                                   3,500,700
        150,000    * Gilead Sciences, Inc.                                                                   5,815,500
         54,500    * Laboratory Corporation of America Holdings                                              4,265,170
         55,000      McKesson Corporation                                                                    3,280,200
         60,000    * Psychiatric Solutions, Inc.                                                             2,175,600
         85,000    * St. Jude Medical, Inc.                                                                  3,526,650
        135,000    * Thermo Fisher Scientific, Inc.                                                          6,982,200
        105,000    * Waters Corporation                                                                      6,232,800
----------------------------------------------------------------------------------------------------------------------
                                                                                                            59,172,695
----------------------------------------------------------------------------------------------------------------------
                     Industrials--16.0%
         70,000    * AMR Corporation                                                                         1,844,500
         55,000    * Armstrong World Industries, Inc.                                                        2,758,250
        170,000      Chicago Bridge & Iron Company NV - NY Shares                                            6,415,800
         37,000      FedEx Corporation                                                                       4,105,890
        150,000    * Gardner Denver, Inc.                                                                    6,382,500
         27,800    * Genlyte Group, Inc.                                                                     2,183,412
        125,000      Harsco Corporation                                                                      6,500,000
        145,000      IDEX Corporation                                                                        5,588,300
        135,000      J.B. Hunt Transport Services, Inc.                                                      3,958,200
        207,500      Knoll, Inc.                                                                             4,648,000
         38,000      L-3 Communications Holdings, Inc.                                                       3,700,820
         80,000      Manpower, Inc.                                                                          7,379,200
        110,000    * Mobile Mini, Inc.                                                                       3,212,000
         65,500      Northrop Grumman Corporation                                                            5,100,485
         33,000      Precision Castparts Corporation                                                         4,004,880
        105,000      Regal-Beloit Corporation                                                                4,886,700
         90,000      Rolls-Royce Group PLC (ADR)                                                             4,861,863
         90,000      Roper Industries, Inc.                                                                  5,139,000
        120,000      Southwest Airlines Company                                                              1,789,200
        145,000    * Williams Scotsman International, Inc.                                                   3,452,450
----------------------------------------------------------------------------------------------------------------------
                                                                                                            87,911,450
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--14.5%
        230,000    * BEA Systems, Inc.                                                                       3,148,700
         40,000    * Business Objects SA (ADR)                                                               1,553,600
        125,000    * Cadence Design Systems, Inc.                                                            2,745,000
         45,000    * Cognos, Inc.                                                                            1,785,150
         65,000    * DST Systems, Inc.                                                                       5,148,650
        150,000    * Electronics for Imaging, Inc.                                                           4,233,000
         80,000      Fair Isaac Corporation                                                                  3,209,600
        112,500      Harris Corporation                                                                      6,136,875
        280,000    * Ingram Micro, Inc. - Class "A"                                                          6,078,800
        110,000    * International Rectifier Corporation                                                     4,098,600
        181,000      Intersil Corporation - Class "A"                                                        5,694,260
        127,500    * Intuit, Inc.                                                                            3,835,200
         82,500    * Lam Research Corporation                                                                4,240,500
         60,000    * Macrovision Corporation                                                                 1,803,600
        120,000    * Open Text Corporation                                                                   2,611,200
        160,000    * QLogic Corporation                                                                      2,664,000
        480,000    * Silicon Image, Inc.                                                                     4,118,400
        352,500    * SMART Modular Technologies (WWH), Inc.                                                  4,850,400
        214,000    * Sybase, Inc.                                                                            5,112,460
        130,000    * TIBCO Software, Inc.                                                                    1,176,500
        135,000    * Varian Semiconductor Equipment Associates, Inc.                                         5,408,100
----------------------------------------------------------------------------------------------------------------------
                                                                                                            79,652,595
----------------------------------------------------------------------------------------------------------------------
                     Materials--6.2%
         95,000      Agrium, Inc.                                                                            4,156,250
         25,000      Allegheny Technologies, Inc.                                                            2,622,000
         48,000      Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                        3,975,360
        150,000      Louisiana-Pacific Corporation                                                           2,838,000
         90,000      Lubrizol Corporation                                                                    5,809,500
         67,000      Praxair, Inc.                                                                           4,823,330
        200,000      Sappi, Ltd. (ADR)                                                                       3,670,000
        140,000      Sigma-Aldrich Corporation                                                               5,973,800
----------------------------------------------------------------------------------------------------------------------
                                                                                                            33,868,240
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--2.2%
        200,000      Citizens Communications Company                                                         3,054,000
        212,000      NTELOS Holdings Corporation                                                             5,859,680
        171,000    * Time Warner Telecom, Inc. - Class "A"                                                   3,437,100
----------------------------------------------------------------------------------------------------------------------
                                                                                                            12,350,780
----------------------------------------------------------------------------------------------------------------------
                     Utilities--4.9%
        111,000      AGL Resources, Inc.                                                                     4,493,280
         93,500      California Water Service Group                                                          3,505,315
         45,000      Consolidated Edison, Inc.                                                               2,030,400
        100,000      Equitable Resources, Inc.                                                               4,956,000
         70,000      Portland General Electric Company                                                       1,920,800
        125,000      SCANA Corporation                                                                       4,786,250
        120,000      Wisconsin Energy Corporation                                                            5,307,600
----------------------------------------------------------------------------------------------------------------------
                                                                                                            26,999,645
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $389,250,323)                                                           540,875,115
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--1.2%
       $  4,300M     General Electric Capital Corp., 5.26%, 7/10/07                                          4,293,714
          2,200M     Toyota Motor Credit Corp., 5.24%, 7/26/07                                               2,191,673
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,485,387)                                                  6,485,387
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $395,735,710)                                          99.7%              547,360,502
Other Assets, Less Liabilities                                                            .3                 1,771,210
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%             $549,131,712
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

  At June 30, 2007, the cost of investments for federal income tax purposes was $395,852,982. Accumulated net unrealized appreciation on investments was $151,507,520, consisting of $158,416,501 gross unrealized appreciation and $6,908,981 gross unrealized depreciation.



Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.3%
                     Consumer Discretionary--11.8%
        139,200      Brunswick Corporation                                                                  $4,542,096
         95,100      Catalina Marketing Corporation                                                          2,995,650
        172,800      Interactive Data Corporation                                                            4,627,584
        207,800      Jackson Hewitt Tax Service, Inc.                                                        5,841,258
        237,800      Journal Communications, Inc.                                                            3,093,778
        185,000    * Rent-A-Center, Inc.                                                                     4,852,550
        222,300      Tempur-Pedic International, Inc.                                                        5,757,570
        787,400    * Visteon Corporation                                                                     6,377,940
----------------------------------------------------------------------------------------------------------------------
                                                                                                            38,088,426
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--7.0%
        107,750      Church & Dwight Company, Inc.                                                           5,221,565
        178,600      Flower Foods, Inc.                                                                      5,958,096
        130,400      Hormel Foods Corporation                                                                4,870,440
         55,700      Lancaster Colony Corporation                                                            2,333,273
        155,018      Tootsie Roll Industries, Inc.                                                           4,295,549
----------------------------------------------------------------------------------------------------------------------
                                                                                                            22,678,923
----------------------------------------------------------------------------------------------------------------------
                     Energy--4.6%
        166,400    * Denbury Resources, Inc.                                                                 6,240,000
        350,400    * Parker Drilling Company                                                                 3,693,216
        118,700    * Whiting Petroleum Corporation                                                           4,809,724
----------------------------------------------------------------------------------------------------------------------
                                                                                                            14,742,940
----------------------------------------------------------------------------------------------------------------------
                     Financials--10.5%
         15,602    * Alleghany Corporation                                                                   6,342,213
        170,900      Arthur J. Gallagher & Company                                                           4,764,692
        242,300      FirstMerit Corporation                                                                  5,071,339
        151,100      Harleysville Group, Inc.                                                                5,040,696
         63,800      Midland Company                                                                         2,994,772
        338,800      Phoenix Companies, Inc.                                                                 5,085,388
        115,900      Wilmington Trust Corporation                                                            4,811,009
----------------------------------------------------------------------------------------------------------------------
                                                                                                            34,110,109
----------------------------------------------------------------------------------------------------------------------
                     Health Care--7.9%
         83,800      Hillenbrand Industries, Inc.                                                            5,447,000
         70,100    * Invitrogen Corporation                                                                  5,169,875
        137,400    * Lincare Holdings, Inc.                                                                  5,475,390
        103,200    * Magellan Health Services, Inc.                                                          4,795,704
         99,500      West Pharmaceutical Services, Inc.                                                      4,691,425
----------------------------------------------------------------------------------------------------------------------
                                                                                                            25,579,394
----------------------------------------------------------------------------------------------------------------------
                     Industrials--24.2%
         92,500      Alexander & Baldwin, Inc.                                                               4,912,675
        134,300      Carlisle Companies, Inc.                                                                6,246,293
        177,400      CLARCOR, Inc.                                                                           6,640,082
        135,500      Curtiss-Wright Corporation                                                              6,315,655
        105,700      Deluxe Corporation                                                                      4,292,477
        109,500      HNI Corporation                                                                         4,489,500
        136,100    * Kansas City Southern, Inc.                                                              5,109,194
        279,200    * Labor Ready, Inc.                                                                       6,452,312
        325,800      Mueller Water Products, Inc. - Class "B"                                                4,887,000
        101,700    * NCI Building Systems, Inc.                                                              5,016,861
        173,600      Pentair, Inc.                                                                           6,695,752
        114,700      Robbins & Myers, Inc.                                                                   6,094,011
         87,800      United Industrial Corporation                                                           5,266,244
        110,500      Woodward Governor Company                                                               5,930,535
----------------------------------------------------------------------------------------------------------------------
                                                                                                            78,348,591
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--15.8%
        128,850    * Avnet, Inc.                                                                             5,107,614
        314,500      AVX Corporation                                                                         5,264,730
        147,900    * Cabot Microelectronics Corporation                                                      5,248,971
         73,400    * CDW Corporation                                                                         6,236,798
        215,200    * Checkpoint Systems, Inc.                                                                5,433,800
        222,500    * Convergys Corporation                                                                   5,393,400
        181,700      MoneyGram International, Inc.                                                           5,078,515
         94,000    * Rogers Corporation                                                                      3,478,000
        326,700    * Tyler Technologies, Inc.                                                                4,054,347
        144,800    * Varian Semiconductor Equipment Associates, Inc.                                         5,800,688
----------------------------------------------------------------------------------------------------------------------
                                                                                                            51,096,863
----------------------------------------------------------------------------------------------------------------------
                     Materials--5.3%
        161,700      AptarGroup, Inc.                                                                        5,750,052
        150,600      Commercial Metals Company                                                               5,085,762
        119,500      Eagle Materials, Inc.                                                                   5,861,475
          6,700      Neenah Paper, Inc.                                                                        276,442
----------------------------------------------------------------------------------------------------------------------
                                                                                                            16,973,731
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--5.1%
        282,800    * Premiere Global Services, Inc.                                                          3,682,056
        109,075      Telephone & Data Systems, Inc. - Special Shares                                         6,277,266
        239,000      USA Mobility, Inc.                                                                      6,395,640
----------------------------------------------------------------------------------------------------------------------
                                                                                                            16,354,962
----------------------------------------------------------------------------------------------------------------------
                     Utilities--6.1%
        264,700      CMS Energy Corporation                                                                  4,552,840
        621,200    * Dynegy, Inc. - Class "A"                                                                5,864,128
        177,200      Energy East Corporation                                                                 4,623,148
        172,000      Portland General Electric Company                                                       4,719,680
----------------------------------------------------------------------------------------------------------------------
                                                                                                            19,759,796
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $254,725,438)                                                           317,733,735
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--1.6%
       $  5,300M     Citigroup Funding, Inc., 5.13%, 7/2/07 (cost $5,298,489)                                5,298,489
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $260,023,927)                                          99.9%              323,032,224
Other Assets, Less Liabilities                                                            .1                   276,873
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%             $323,309,097
======================================================================================================================

* Non-income producing

  At June 30, 2007, the cost of investments for federal income tax purposes was $260,301,104. Accumulated net unrealized appreciation on investments was $62,731,120, consisting of $65,733,694 gross unrealized appreciation and $3,002,574 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FOCUSED EQUITY FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.6%
                     Consumer Discretionary--8.3%
          5,000      Best Buy Company, Inc.                                                                   $233,350
          4,000      Carnival Corporation                                                                      195,080
          7,995      CBS Corporation - Class "B"                                                               266,393
         11,000    * Comcast Corporation - Special Class "A"                                                   307,560
         13,000      Home Depot, Inc.                                                                          511,550
         15,800      Macy's, Inc.                                                                              628,524
         38,700      Staples, Inc.                                                                             918,351
         26,250    * Viacom, Inc. - Class "B"                                                                1,092,788
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,153,596
----------------------------------------------------------------------------------------------------------------------
                     Consumer Staples--11.7%
          7,000      Altria Group, Inc.                                                                        490,980
          7,000      Anheuser-Busch Companies, Inc.                                                            365,120
          6,000      Avon Products, Inc.                                                                       220,500
         14,000      Coca-Cola Company                                                                         732,340
          9,000      CVS Corporation                                                                           328,050
          3,500      General Mills, Inc.                                                                       204,470
          3,000      Hershey Foods Corporation                                                                 151,860
          6,000      Kimberly-Clark Corporation                                                                401,340
         11,000      Kraft Foods, Inc. - Class "A"                                                             387,750
         18,120      PepsiCo, Inc.                                                                           1,175,082
         10,900      Procter & Gamble Company                                                                  666,971
         15,630      Wal-Mart Stores, Inc.                                                                     751,959
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,876,422
----------------------------------------------------------------------------------------------------------------------
                     Energy--11.6%
         13,000      Chevron Corporation                                                                     1,095,120
          8,000      ConocoPhillips                                                                            628,000
         21,000      ExxonMobil Corporation                                                                  1,761,480
         31,190      Halliburton Company                                                                     1,076,055
          2,000      Hess Corporation                                                                          117,920
         36,100      Williams Companies, Inc.                                                                1,141,482
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,820,057
----------------------------------------------------------------------------------------------------------------------
                     Financials--21.3%
          5,200      ACE, Ltd.                                                                                 325,104
          3,500      Allstate Corporation                                                                      215,285
          9,000      American Express Company                                                                  550,620
         14,000      American International Group, Inc.                                                        980,420
         20,500      Bank of America Corporation                                                             1,002,245
         11,500      Bank of New York Company, Inc.                                                            476,560
            100    * Berkshire Hathaway, Inc. - Class "B"                                                      360,500
          4,500      Capital One Financial Corporation                                                         352,980
          3,500      Chubb Corporation                                                                         189,490
         28,625      Citigroup, Inc.                                                                         1,468,176
          4,000      Freddie Mac                                                                               242,800
         17,000      JPMorgan Chase & Company                                                                  823,650
          5,700      Merrill Lynch & Company, Inc.                                                             476,406
         12,100      PNC Financial Services Group, Inc.                                                        866,118
         18,800      State Street Corporation                                                                1,285,920
         17,600      UBS AG                                                                                  1,056,176
----------------------------------------------------------------------------------------------------------------------
                                                                                                            10,672,450
----------------------------------------------------------------------------------------------------------------------
                     Health Care--15.4%
         13,500      Abbott Laboratories                                                                       722,925
          7,000    * Amgen, Inc.                                                                               387,030
         10,000    * Boston Scientific Corporation                                                             153,400
          8,500      Bristol-Myers Squibb Company                                                              268,260
         12,100    * Genentech, Inc.                                                                           915,486
         18,000      Johnson & Johnson                                                                       1,109,160
         10,000      Medtronic, Inc.                                                                           518,600
         35,620      Schering-Plough Corporation                                                             1,084,273
         27,400      Teva Pharmaceutical Industries, Ltd. (ADR)                                              1,130,250
         17,700    * WellPoint, Inc.                                                                         1,412,991
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,702,375
----------------------------------------------------------------------------------------------------------------------
                     Industrials--11.3%
          5,000      3M Company                                                                                433,950
          4,000      Boeing Company                                                                            384,640
          5,000      Caterpillar, Inc.                                                                         391,500
         12,600      Dover Corporation                                                                         644,490
          8,000      Emerson Electric Company                                                                  374,400
         45,200      General Electric Company                                                                1,730,256
          4,000      Honeywell International, Inc.                                                             225,120
          3,000      Illinois Tool Works, Inc.                                                                 162,570
          3,000      Lockheed Martin Corporation                                                               282,390
         14,200      United Technologies Corporation                                                         1,007,206
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,636,522
----------------------------------------------------------------------------------------------------------------------
                     Information Technology--14.2%
          3,920      Accenture, Ltd. - Class "A"                                                               168,129
          3,500      Analog Devices, Inc.                                                                      131,740
          2,000    * Apple, Inc.                                                                               244,080
          6,500      Applied Materials, Inc.                                                                   129,155
          3,000      Automatic Data Processing, Inc.                                                           145,410
         38,000    * Cisco Systems, Inc.                                                                     1,058,300
         10,000    * Corning, Inc.                                                                             255,500
         17,000    * Dell, Inc.                                                                                485,350
         16,925    * EMC Corporation                                                                           306,343
         13,300      Hewlett-Packard Company                                                                   593,446
          6,000      International Business Machines Corporation                                               631,500
          4,200      Maxim Integrated Products, Inc.                                                           140,322
         33,645      Microsoft Corporation                                                                     991,518
         12,370      QUALCOMM, Inc.                                                                            536,734
          6,500    * Research in Motion, Ltd.                                                                1,299,935
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,117,462
----------------------------------------------------------------------------------------------------------------------
                     Materials--2.2%
          5,000      Alcoa, Inc.                                                                               202,650
          9,000      Dow Chemical Company                                                                      397,980
          5,000      DuPont (E.I.) de Nemours & Company                                                        254,200
          6,500      International Paper Company                                                               253,825
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,108,655
----------------------------------------------------------------------------------------------------------------------
                     Telecommunication Services--1.6%
         18,900      AT&T, Inc.                                                                                784,350
----------------------------------------------------------------------------------------------------------------------
                     Utilities--1.0%
         17,000      Duke Energy Corporation                                                                   311,100
          2,500      FPL Group, Inc.                                                                           141,850
----------------------------------------------------------------------------------------------------------------------
                                                                                                               452,950
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $43,303,097)                                                             49,324,839
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--3.4%
        $ 1,700M     General Electric Capital Corp., 5.28%, 7/11/07
                       (cost $1,697,257)                                                                     1,697,257
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $45,000,354)                                          102.0%               51,022,096
Excess of Liabilities Over Other Assets                                                 (2.0)                 (984,036)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%              $50,038,060
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

  At June 30, 2007, the cost of investments for federal income tax purposes was $45,075,205. Accumulated net unrealized appreciation on investments was $5,946,891, consisting of $6,448,808 gross unrealized appreciation and $501,917 gross unrealized depreciation.



Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2007

----------------------------------------------------------------------------------------------------------------------
        Shares,
      Warrants,
       Options,
      Rights or
      Principal
         Amount      Security                                                                                    Value
----------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS--89.6%
                     United Kingdom--21.6%
        132,064      British American Tobacco PLC                                                           $4,499,111
        104,425      Diageo PLC                                                                              2,172,640
         47,306      Imperial Tobacco Group PLC                                                              2,189,618
         31,117      Reckitt Benckiser PLC                                                                   1,707,495
         88,120      Rolls-Royce Group PLC                                                                     952,061
        136,814      Royal Bank of Scotland Group PLC                                                        1,737,556
         49,820      SABMiller PLC                                                                           1,265,441
        310,360      Tesco PLC                                                                               2,605,948
----------------------------------------------------------------------------------------------------------------------
                                                                                                            17,129,870
----------------------------------------------------------------------------------------------------------------------
                     Switzerland--13.0%
          2,997      EFG International - Registered                                                            137,917
         23,457      Kuehne & Nagel International AG - Registered                                            2,158,901
            211      Lindt & Spruengli AG                                                                      573,123
          5,140      Nestle SA - Registered                                                                  1,954,341
          3,135      Novartis AG - Registered                                                                  176,497
         38,515      Novartis AG (ADR)                                                                       2,159,535
         17,480      Roche Holding AG - Genusscheine                                                         3,100,646
----------------------------------------------------------------------------------------------------------------------
                                                                                                            10,260,960
----------------------------------------------------------------------------------------------------------------------
                     Spain--9.0%
        128,000      Banco Bilbao Vizcaya Argentaria SA                                                      3,146,237
         33,975      Banco Santander Central Hispano SA                                                        628,164
         17,070      Bolsas y Mercados Espanoles                                                             1,001,690
         56,170      Enagas                                                                                  1,390,519
         19,055      Red Electrica de Espana                                                                   895,053
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,061,663
----------------------------------------------------------------------------------------------------------------------
                     Japan--6.5%
         59,650      Millea Holdings, Inc.                                                                   2,444,059
         76,900      Park24 Company, Ltd.                                                                      772,145
         30,050      Toyota Motor Corporation                                                                1,897,972
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,114,176
----------------------------------------------------------------------------------------------------------------------
                     Australia--5.6%
        104,898      Aristocrat Leisure, Ltd.                                                                1,278,864
         72,635      Australia & New Zealand Banking Group, Ltd.                                             1,786,465
         61,351      Woolworths, Ltd.                                                                        1,405,354
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,470,683
----------------------------------------------------------------------------------------------------------------------
                     Mexico--5.1%
         93,533      America Movil SAB de CV - Series "L"                                                      289,128
         33,655      America Movil SAB de CV (ADR) - Series "L"                                              2,084,254
        310,771      Grupo Modelo SA de CV - Series "C"                                                      1,694,677
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,068,059
----------------------------------------------------------------------------------------------------------------------
                     Ireland--4.6%
        177,590      Anglo Irish Bank Corporation PLC                                                        3,645,627
----------------------------------------------------------------------------------------------------------------------
                     Belgium--4.0%
          4,595      Colruyt NV                                                                                961,832
         27,835      InBev NV                                                                                2,211,567
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,173,399
----------------------------------------------------------------------------------------------------------------------
                     France--3.6%
          6,410      Air Liquide SA                                                                            843,539
         18,575      M6 Metropole Television                                                                   605,336
         17,570      Total SA                                                                                1,429,918
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,878,793
----------------------------------------------------------------------------------------------------------------------
                     Brazil--3.2%
         26,315      Banco Itau Holding Financeira SA (ADR)                                                  1,169,439
         18,600      Companhia Vale do Rio Doce (ADR)                                                          828,630
         23,310      Souza Cruz SA                                                                             562,901
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,560,970
----------------------------------------------------------------------------------------------------------------------
                     India--3.2%
         30,380      HDFC Bank, Ltd. (ADR)                                                                   2,559,819
----------------------------------------------------------------------------------------------------------------------
                     Norway--3.2%
        133,585      Orkla ASA                                                                               2,533,125
----------------------------------------------------------------------------------------------------------------------
                     South Africa--2.2%
         36,220      Massmart Holdings, Ltd.                                                                   443,248
         49,275      Remgro, Ltd.                                                                            1,319,916
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,763,164
----------------------------------------------------------------------------------------------------------------------
                     Netherlands--2.0%
         35,690      TNT NV                                                                                  1,611,362
----------------------------------------------------------------------------------------------------------------------
                     Singapore--1.4%
         48,035      Jardine Matheson Holdings, Ltd.                                                         1,143,233
----------------------------------------------------------------------------------------------------------------------
                     Taiwan--1.2%
         86,065      Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)                                    957,909
----------------------------------------------------------------------------------------------------------------------
                     Sweden--.2%
         11,100      Atlas Copco AB                                                                            174,824
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $63,874,914)                                                             71,107,636
----------------------------------------------------------------------------------------------------------------------
                     WARRANTS--6.4%
                     India
        137,415    * Bharti Tele-Ventures, Ltd. (expiring 5/31/10) +                                         2,820,443
         21,721      HDFC Bank, Ltd.  (expiring 6/28/10) +                                                     611,598
         32,430    * Housing Development Finance Corp. (expiring 5/25/09) +                                  1,616,571
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $3,950,961)                                                                    5,048,612
----------------------------------------------------------------------------------------------------------------------
                     OPTIONS--.1%
                     Switzerland
             28    * Novartis AG - Registered (exercise price 50 CHF, expiring 12/18/09)                        47,839
             13    * Roche Holding AG - Genusscheine (exercise price 160 CHF, expiring 12/18/09)                70,654
----------------------------------------------------------------------------------------------------------------------
Total Value of Options (cost $121,004)                                                                         118,493
----------------------------------------------------------------------------------------------------------------------
                     RIGHTS--.0%
                     Australia
             91    * Westfield Group (expiring 7/6/07) (cost $0) +                                                  36
----------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--2.5%
                     United States
        $ 2,000M     General Electric Capital Corp., 5.25%, 7/2/07 (cost $1,999,417)                         1,999,417
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $69,946,296)                                           98.6%               78,274,194
Other Assets, Less Liabilities                                                           1.4                 1,090,389
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%              $79,364,583
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
    ADR  American Depositary Receipts

+ Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2007, the Fund held four securities that were fair valued by the Valuation
  Committee with an aggregate value of $5,048,648 representing 6.4% of the Fund's net assets.

  At June 30, 2007, the cost of investments for federal income tax purposes was $69,946,296. Accumulated net unrealized appreciation on investments was $8,327,898, consisting of $8,713,521 gross unrealized appreciation and $385,623 gross unrealized depreciation.



Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2007

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                         Percentage
Sector                                                                                of Net Assets              Value
----------------------------------------------------------------------------------------------------------------------
Food, Beverage & Tobacco                                                                       21.6%       $17,123,417
Banks                                                                                          19.3         15,284,905
Pharmaceuticals, Biotechnology & Life Sciences                                                  7.0          5,555,172
Food & Staples Retailing                                                                        6.8          5,416,382
Diversified Financials                                                                          6.6          5,219,327
Transportation                                                                                  4.7          3,770,263
Capital Goods                                                                                   4.6          3,660,010
Media                                                                                           4.3          3,425,779
Insurance                                                                                       3.1          2,444,059
Telecommunication Services                                                                      3.0          2,373,383
Utilities                                                                                       2.9          2,285,572
Automobiles & Components                                                                        2.4          1,897,972
Household & Personal Products                                                                   2.1          1,707,495
Materials                                                                                       2.1          1,672,169
Energy                                                                                          1.8          1,429,918
Consumer Services                                                                               1.6          1,278,864
Semiconductors & Semiconductor Equipment                                                        1.2            957,909
Commercial Services & Supply                                                                    1.0            772,145
Real Estate                                                                                     0.0                 36
Short-Term Corporate Notes                                                                      2.5          1,999,417
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                     98.6         78,274,194
Other Assets, Less Liabilities                                                                  1.4          1,090,389
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%       $79,364,583
======================================================================================================================


Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  August 28, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  August 28, 2007